UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04409

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

July 31

Date of Fiscal Year End

July 31, 2018

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Municipals Trust

Annual Report

July 31, 2018

Arizona     •    Connecticut    •    Minnesota    •    New Jersey    •    Pennsylvania

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report July 31, 2018

Eaton Vance

Municipal Income Funds

Table of Contents

Management’s Discussion of Fund Performance	2

Performance and Fund Profile

Arizona Municipal Income Fund	4
Connecticut Municipal Income Fund	6
Minnesota Municipal Income Fund	8
New Jersey Municipal Income Fund	10
Pennsylvania Municipal Income Fund	12

Endnotes and Additional Disclosures	14

Fund Expenses	15

Financial Statements	18

Report of Independent Registered Public Accounting Firm	69

Federal Tax Information	70

Board of Trustees’ Contract Approval	71

Management and Organization	75

Important Notices	78

Eaton Vance

Municipal Income Funds

July 31, 2018

Management’s Discussion of Fund Performance1

Economic and Market Conditions

The fiscal year that began on August 1, 2017 was characterized by a flattening of the municipal bond yield curve. Long-term interest rates drifted downward from August through October 2017 — despite the Federal Reserve Board (the Fed) rate hikes in March and June 2017 that put upward pressure on short-term rates. Mixed U.S. economic data, including anemic inflation, put downward pressure on long-term rates that increased as 2017 wore on.

In November and December 2017, however, the municipal market experienced considerable volatility after the GOP-controlled House and Senate released and then passed new tax legislation. The most significant change to the municipals market was the elimination of an issuer’s ability to refinance debt prior to its call date through the issuance of advanced refunding bonds — which accounted for just under 20% of new issuance over the past 10 years. As a result, December 2017 witnessed the largest-ever one-month issuance of new municipal debt, as issuers rushed to beat the December 31, 2017 deadline. Investors sold short maturity bonds to buy new-issue longer maturity bonds in anticipation of lower supply going forward. The net result was rising prices on longer-term debt that drove more flattening of the yield curve in December 2017.

But as the new year began, bond prices reversed direction. In January 2018, signs of increasing inflation, higher wage growth, and fears that the new tax legislation might overheat the economy pushed interest rates up and caused longer-term bond prices to decline. Rates rose higher in February as incoming Fed chairman Jerome Powell suggested the strength of the U.S. economy might warrant four interest rate hikes in 2018 — one more than previously projected.

Upward pressure on short-term rates continued in March and June 2018 as the Fed delivered its first two hikes of the year. At the long end of the curve, however, fluctuating perceptions of geopolitical risk were a primary driver of rates from April 2018 through the end of the period. Investors toggled between optimism about economic growth and a potential detente between the U.S. and North Korea and concern that the U.S. was initiating a global trade war. Meanwhile, ongoing lower yields for German and Japanese bonds, compared with U.S. Treasurys, weighed on longer-term U.S. yields. The net result was a continued flattening of the yield curve, as the spread between two-year and 10-year Treasury rates narrowed significantly.

For the 12-month period, the Bloomberg Barclays Municipal Bond Index (the Index),2 a broad measure of the asset class, returned 0.99%. For the period as a whole, the municipal bond yield curve flattened. Rates for AAA-rated7 bonds rose across the curve, but rate increases were greater at the short end of the curve than the long end. On a price basis, longer maturities in general outperformed shorter maturities, and lower-rated bonds generally outperformed higher-rated issues. At the short end of the curve, municipal bonds outperformed comparable U.S. Treasurys, while in the 30-year area of the curve, municipals slightly underperformed U.S. Treasurys.

Fund Performance

For the fiscal year ended July 31, 2018, the Arizona, New Jersey and Pennsylvania Funds’ Class A shares at net asset value (NAV) outperformed the 0.99% return of the Funds’ primary benchmark, the Index, while the Connecticut and Minnesota Funds’ Class A shares at NAV underperformed the Index.

Generally speaking, the Funds’ overall strategy is to invest primarily in municipal bonds with maturities of 10 years or more, in order to capture their historically higher yields and greater income streams than shorter-maturity municipal issues.

Holdings in insured Puerto Rico bonds contributed to performance versus the Index for all five Funds. For the Pennsylvania Fund, a small holding in uninsured Puerto Rico bonds helped relative performance as well. This was due to strong performance of Puerto Rico’s debt in the second half of the period, as ongoing bankruptcy negotiations led to anticipation that bondholders’ recoveries could exceed those originally anticipated by the market. The Funds’ insured Puerto Rico holdings were insured by various municipal bond insurers. It should be noted that most uninsured bonds issued by the Commonwealth of Puerto Rico and its various conduit issuers were no longer included in the Index. As Puerto Rico continued to deal with an ongoing fiscal crisis, bonds issued by its various legal entities were impacted by a number of factors throughout the period, including monetary default. As the period ended, Puerto Rico continued to negotiate with creditors and address its current debt structure under the Puerto Rico Oversight, Management, and Economic Stability Act passed by the U.S. Congress.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Municipal Income Funds

July 31, 2018

Management’s Discussion of Fund Performance — continued

State-specific Results

Eaton Vance Arizona Municipal Income Fund Class A shares at NAV had a total return of 1.53%, outperforming the 0.99% return of the Index. Contributors to performance versus the Index included security selection and an overweight, relative to the Index, in insured Puerto Rico bonds, as alluded to above; security selection in the health care and electric power sectors; and an overweight in bonds with 17 or more years remaining to maturity, during a period when longer-maturity bonds in general outperformed shorter-maturity issues.

In contrast, detractors from performance versus the Index included security selection in local general obligation (GO) bonds; an underweight in zero-coupon bonds, which were the best-performing coupon structure in the Index during the period; and an overweight in prerefunded, or escrowed, bonds.

Eaton Vance Connecticut Municipal Income Fund Class A shares at NAV returned 0.82%, underperforming the 0.99% return of the Index. Detractors from performance versus the Index included security selection in local GO bonds, an overweight in prerefunded bonds, and security selection and an overweight in the education sector. Key contributors to performance versus the Index included security selection and an overweight in insured Puerto Rico bonds; security selection in the industrial development revenue sector, which was the best-performing sector in the Index during the period; and an underweight in AAA-rated bonds, which were the worst-performing credit ratings category in the Index during the period.

Eaton Vance Minnesota Municipal Income Fund Class A shares at NAV returned 0.15%, underperforming the 0.99% return of the Index. Security selection in zero-coupon bonds, an overweight in prerefunded bonds, and security selection in local GO bonds all detracted from Fund performance relative to the Index. Contributors to results versus the Index included security selection in insured Puerto Rico bonds, security selection and an overweight in the health care sector, and security selection and an overweight in BBB-rated and non-rated bonds.

Eaton Vance New Jersey Municipal Income Fund Class A shares at NAV returned 1.89%, outperforming the 0.99% return of the Index. Contributors to performance versus the Index included an overweight in bonds rated BBB and below; security selection and an overweight in the health care sector;

security selection in insured Puerto Rico bonds; and holdings in bonds that were prerefunded during the period. In contrast, security selection in zero-coupon bonds, an overweight in local GO bonds, and security selection in bonds with 1–2 years remaining to maturity detracted from results versus the Index.

Eaton Vance Pennsylvania Municipal Income Fund Class A shares at NAV returned 1.16%, outperforming the 0.99% return of the Index. Security selection in insured and uninsured Puerto Rico bonds, an overweight and security selection in the health care sector, and an underweight in AAA-rated bonds all contributed to Fund performance versus the Index. In contrast, detractors from Fund performance relative to the Index included an overweight in prerefunded bonds, an overweight in the education sector, and an underweight in 4.00% coupon bonds.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Arizona Municipal Income Fund

July 31, 2018

Performance2,3

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	12/13/1993	07/25/1991	1.53%	3.76%	4.11%
Class A with 4.75% Maximum Sales Charge	—	—	–3.31	2.76	3.61
Class C at NAV	12/16/2005	07/25/1991	0.83	2.99	3.33
Class C with 1% Maximum Sales Charge	—	—	–0.15	2.99	3.33
Class I at NAV	08/03/2010	07/25/1991	1.74	3.96	4.29
Bloomberg Barclays Municipal Bond Index	—	—	0.99%	3.76%	4.41%
Bloomberg Barclays 20 Year Municipal Bond Index	—	—	1.86	5.07	5.40

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
			0.71%	1.46%	0.51%

% Distribution Rates/Yields[5]			Class A	Class C	Class I
Distribution Rate			2.93%	2.17%	3.13%
Taxable-Equivalent Distribution Rate			5.18	3.84	5.54
SEC 30-day Yield			1.98	1.34	2.28
Taxable-Equivalent SEC 30-day Yield			3.51	2.37	4.04

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment[3]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	07/31/2008	$13,885	N.A.
Class I	$250,000	07/31/2008	$380,453	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

4

Eaton Vance

Arizona Municipal Income Fund

July 31, 2018

Fund Profile

Credit Quality (% of total investments)7

See Endnotes and Additional Disclosures in this report.

5

Eaton Vance

Connecticut Municipal Income Fund

July 31, 2018

Performance2,3

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	04/19/1994	05/01/1992	0.82%	3.60%	3.82%
Class A with 4.75% Maximum Sales Charge	—	—	–3.98	2.61	3.31
Class C at NAV	02/09/2006	05/01/1992	0.06	2.81	3.05
Class C with 1% Maximum Sales Charge	—	—	–0.91	2.81	3.05
Class I at NAV	03/03/2008	05/01/1992	1.03	3.81	4.03
Bloomberg Barclays Municipal Bond Index	—	—	0.99%	3.76%	4.41%
Bloomberg Barclays 20 Year Municipal Bond Index	—	—	1.86	5.07	5.40

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
			0.70%	1.45%	0.50%

% Distribution Rates/Yields[5]			Class A	Class C	Class I
Distribution Rate			2.96%	2.20%	3.16%
Taxable-Equivalent Distribution Rate			5.38	4.00	5.74
SEC 30-day Yield			1.68	1.02	1.96
Taxable-Equivalent SEC 30-day Yield			3.05	1.86	3.57

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	07/31/2008	$13,502	N.A.
Class I	$250,000	07/31/2008	$371,072	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

6

Eaton Vance

Connecticut Municipal Income Fund

July 31, 2018

Fund Profile

Credit Quality (% of total investments)7

See Endnotes and Additional Disclosures in this report.

7

Eaton Vance

Minnesota Municipal Income Fund

July 31, 2018

Performance2,3

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	12/09/1993	07/29/1991	0.15%	3.09%	3.82%
Class A with 4.75% Maximum Sales Charge	—	—	–4.57	2.09	3.32
Class C at NAV	12/21/2005	07/29/1991	–0.62	2.34	3.04
Class C with 1% Maximum Sales Charge	—	—	–1.59	2.34	3.04
Class I at NAV	08/03/2010	07/29/1991	0.36	3.29	3.99
Bloomberg Barclays Municipal Bond Index	—	—	0.99%	3.76%	4.41%
Bloomberg Barclays 20 Year Municipal Bond Index	—	—	1.86	5.07	5.40

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
			0.70%	1.45%	0.50%

% Distribution Rates/Yields[5]			Class A	Class C	Class I
Distribution Rate			2.56%	1.79%	2.76%
Taxable-Equivalent Distribution Rate			4.80	3.35	5.17
SEC 30-day Yield			1.93	1.28	2.22
Taxable-Equivalent SEC 30-day Yield			3.61	2.39	4.16

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment[3]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	07/31/2008	$13,489	N.A.
Class I	$250,000	07/31/2008	$369,662	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

8

Eaton Vance

Minnesota Municipal Income Fund

July 31, 2018

Fund Profile

Credit Quality (% of total investments)7

See Endnotes and Additional Disclosures in this report.

9

Eaton Vance

New Jersey Municipal Income Fund

July 31, 2018

Performance2,3

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	04/13/1994	01/08/1991	1.89%	3.84%	3.77%
Class A with 4.75% Maximum Sales Charge	—	—	–2.94	2.83	3.27
Class C at NAV	12/14/2005	01/08/1991	1.10	3.06	2.98
Class C with 1% Maximum Sales Charge	—	—	0.11	3.06	2.98
Class I at NAV	03/03/2008	01/08/1991	2.09	4.04	3.96
Bloomberg Barclays Municipal Bond Index	—	—	0.99%	3.76%	4.41%
Bloomberg Barclays 20 Year Municipal Bond Index	—	—	1.86	5.07	5.40

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
Gross			0.73%	1.48%	0.53%
Net			0.72	1.47	0.52

% Distribution Rates/Yields[5]			Class A	Class C	Class I
Distribution Rate			3.41%	2.65%	3.61%
Taxable-Equivalent Distribution Rate			6.33	4.92	6.70
SEC 30-day Yield			2.20	1.56	2.50
Taxable-Equivalent SEC 30-day Yield			4.07	2.89	4.65

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	07/31/2008	$13,421	N.A.
Class I	$250,000	07/31/2008	$368,791	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

10

Eaton Vance

New Jersey Municipal Income Fund

July 31, 2018

Fund Profile

Credit Quality (% of total investments)7

See Endnotes and Additional Disclosures in this report.

11

Eaton Vance

Pennsylvania Municipal Income Fund

July 31, 2018

Performance2,3

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	06/01/1994	01/08/1991	1.16%	3.36%	3.51%
Class A with 4.75% Maximum Sales Charge	—	—	–3.69	2.35	3.00
Class C at NAV	01/13/2006	01/08/1991	0.39	2.58	2.74
Class C with 1% Maximum Sales Charge	—	—	–0.59	2.58	2.74
Class I at NAV	03/03/2008	01/08/1991	1.37	3.54	3.74
Bloomberg Barclays Municipal Bond Index	—	—	0.99%	3.76%	4.41%
Bloomberg Barclays 20 Year Municipal Bond Index	—	—	1.86	5.07	5.40

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
Gross			0.77%	1.52%	0.57%
Net			0.73	1.48	0.53

% Distribution Rates/Yields[5]			Class A	Class C	Class I
Distribution Rate			4.13%	3.37%	4.34%
Taxable-Equivalent Distribution Rate			7.20	5.87	7.56
SEC 30-day Yield			1.84	1.19	2.13
Taxable-Equivalent SEC 30-day Yield			3.21	2.07	3.71

% Total Leverage[6]
Residual Interest Bond (RIB) Financing					2.68%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	07/31/2008	$13,106	N.A.
Class I	$250,000	07/31/2008	$360,887	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

12

Eaton Vance

Pennsylvania Municipal Income Fund

July 31, 2018

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

13

Eaton Vance

Municipal Income Funds

July 31, 2018

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Bloomberg Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Bloomberg Barclays 20 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 17-22 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I for the Eaton Vance Arizona Municipal Income Fund and Eaton Vance Minnesota Municipal Income Fund is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[4]

Total annual operating expense ratios are as stated in the Fund’s most recent prospectus. Net expense ratio is not a result of a fee waiver or expense reimbursement. Net expense ratio excludes interest expense relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions and, as a result, net asset value and performance have not been affected by this expense. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[6]

Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.

[7]

Ratings are based on Moody’s Investors, Service Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment- grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

[8]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Fund profiles subject to change due to active management.

Important Notice to Shareholders

Effective April 5, 2018, Class B shares of Eaton Vance Arizona Municipal Income Fund, Eaton Vance Connecticut Municipal Income Fund, Eaton Vance Minnesota Municipal Income Fund and Eaton Vance Pennsylvania Municipal Income Fund (the “Funds”) have been converted into the corresponding Class A shares of the Funds.

14

Eaton Vance

Municipal Income Funds

July 31, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2018 – July 31, 2018).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Arizona Municipal Income Fund

	Beginning Account Value (2/1/18)	Ending Account Value (7/31/18)	Expenses Paid During Period* (2/1/18 – 7/31/18)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,013.40	$3.59	0.72%
Class C	$1,000.00	$1,009.90	$7.33	1.47%
Class I	$1,000.00	$1,014.40	$2.60	0.52%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.20	$3.61	0.72%
Class C	$1,000.00	$1,017.50	$7.35	1.47%
Class I	$1,000.00	$1,022.20	$2.61	0.52%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2018.

15

Eaton Vance

Municipal Income Funds

July 31, 2018

Fund Expenses — continued

Eaton Vance Connecticut Municipal Income Fund

	Beginning Account Value (2/1/18)	Ending Account Value (7/31/18)	Expenses Paid During Period* (2/1/18 – 7/31/18)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,010.30	$3.54	0.71%
Class C	$1,000.00	$1,006.50	$7.26	1.46%
Class I	$1,000.00	$1,011.30	$2.54	0.51%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.30	$3.56	0.71%
Class C	$1,000.00	$1,017.60	$7.30	1.46%
Class I	$1,000.00	$1,022.30	$2.56	0.51%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2018.

Eaton Vance Minnesota Municipal Income Fund

	Beginning Account Value (2/1/18)	Ending Account Value (7/31/18)	Expenses Paid During Period* (2/1/18 – 7/31/18)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,007.60	$3.43	0.69%
Class C	$1,000.00	$1,004.30	$7.16	1.44%
Class I	$1,000.00	$1,008.60	$2.44	0.49%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.40	$3.46	0.69%
Class C	$1,000.00	$1,017.70	$7.20	1.44%
Class I	$1,000.00	$1,022.40	$2.46	0.49%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2018.

16

Eaton Vance

Municipal Income Funds

July 31, 2018

Fund Expenses — continued

Eaton Vance New Jersey Municipal Income Fund

	Beginning Account Value (2/1/18)	Ending Account Value (7/31/18)	Expenses Paid During Period* (2/1/18 – 7/31/18)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,017.40	$3.65	0.73%
Class C	$1,000.00	$1,012.50	$7.39	1.48%
Class I	$1,000.00	$1,017.30	$2.65	0.53%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.20	$3.66	0.73%
Class C	$1,000.00	$1,017.50	$7.40	1.48%
Class I	$1,000.00	$1,022.20	$2.66	0.53%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2018.

Eaton Vance Pennsylvania Municipal Income Fund

	Beginning Account Value (2/1/18)	Ending Account Value (7/31/18)	Expenses Paid During Period* (2/1/18 –7/31/18)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,014.90	$4.00	0.80%
Class C	$1,000.00	$1,010.10	$7.73	1.55%
Class I	$1,000.00	$1,014.70	$3.00	0.60%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.80	$4.01	0.80%
Class C	$1,000.00	$1,017.10	$7.75	1.55%
Class I	$1,000.00	$1,021.80	$3.01	0.60%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2018.

17

Eaton Vance

Arizona Municipal Income Fund

July 31, 2018

Portfolio of Investments

Tax-Exempt Investments — 96.6%
Security	Principal Amount (000’s omitted)	Value

Education — 13.2%
Arizona Board of Regents, (Arizona State University), 5.00%, 7/1/36	$1,150	$1,306,457
Arizona Board of Regents, (Arizona State University), 5.00%, 7/1/37	170	187,083
Arizona Board of Regents, (Arizona State University), Prerefunded to 7/1/22, 5.00%, 7/1/37	830	921,956
Arizona Board of Regents, (University of Arizona), 5.00%, 6/1/38	1,500	1,711,290
Glendale Industrial Development Authority, (Midwestern University), 5.00%, 5/15/25	1,500	1,638,585
Northern Arizona University, 5.00%, 6/1/38	1,000	1,115,690
		$6,881,061

Electric Utilities — 7.5%
Pima County Industrial Development Authority, (Tucson Electric Power Co.), 5.25%, 10/1/40	$1,500	$1,595,460
Pinal County Electrical District No. 3, 5.00%, 7/1/33	1,000	1,135,410
Salt River Project Agricultural Improvement and Power District, 5.00%, 1/1/35	1,000	1,174,600
		$3,905,470

Escrowed / Prerefunded — 3.5%
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.625%, 12/1/29	$270	$284,207
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.75%, 12/1/34	295	311,007
Kyrene Elementary School District No. 28, Maricopa County, Prerefunded to 7/1/23, 5.50%, 7/1/30	200	232,806
Salt River Agricultural Improvement and Power District, Prerefunded to 1/1/19, 5.00%, 1/1/39	1,000	1,015,170
		$1,843,190

General Obligations — 10.6%
Chandler Unified School District No. 80, 4.00%, 7/1/33	$225	$238,138
Maricopa County Community College District, Prerefunded to 7/1/19, 3.00%, 7/1/23	785	795,857
Scottsdale, 5.00%, 7/1/30	250	296,147
Scottsdale Unified School District No. 48, 5.00%, 7/1/31	750	883,230
Tempe, 5.00%, 7/1/30	1,000	1,204,650
Tempe, 5.375%, 7/1/21	1,600	1,732,528
Western Maricopa Education Center District No. 402, 4.50%, 7/1/34	350	377,265
		$5,527,815

Security	Principal Amount (000’s omitted)	Value

Hospital — 8.9%
Arizona Health Facilities Authority, (Scottsdale Lincoln Hospitals), 5.00%, 12/1/39	$1,665	$1,838,460
Maricopa County Industrial Development Authority, (Banner Health), 5.00%, 1/1/38	1,000	1,131,040
Yavapai County Industrial Development Authority, (Yavapai Regional Medical Center), 5.25%, 8/1/33	500	548,440
Yuma Industrial Development Authority, (Yuma Regional Medical Center), 5.00%, 8/1/32	985	1,102,717
		$4,620,657

Housing — 1.1%
Phoenix Industrial Development Authority, (Downtown Phoenix Student Housing, LLC - Arizona State University), 5.00%, 7/1/37	$500	$552,205
		$552,205

Industrial Development Revenue — 1.7%
Maricopa County Pollution Control Corp., (El Paso Electric Co.), 4.50%, 8/1/42	$850	$880,804
		$880,804

Insured – Electric Utilities — 2.8%
Mesa, Utility System Revenue, (NPFG), 5.00%, 7/1/23	$430	$488,785
Mesa, Utility System Revenue, (NPFG), Escrowed to Maturity, 5.00%, 7/1/23	450	512,199
Mesa, Utility System Revenue, (NPFG), Escrowed to Maturity, 5.00%, 7/1/23	120	136,587
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	320	341,021
		$1,478,592

Insured – General Obligations — 10.7%
Apache Junction Unified School District No. 43, (AGM), 5.00%, 7/1/24	$1,200	$1,366,068
Maricopa County Elementary School District No. 3, (AGM), 5.00%, 7/1/25	2,670	3,124,621
Sun City Fire District, (AGM), 4.00%, 1/1/37	1,000	1,061,590
		$5,552,279

Insured – Lease Revenue / Certificates of Participation — 4.2%
Phoenix Civic Improvement Corp., (Civic Plaza), (NPFG), 5.50%, 7/1/41	$1,635	$2,190,998
		$2,190,998

18	See Notes to Financial Statements.

Eaton Vance

Arizona Municipal Income Fund

July 31, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue — 2.8%
Glendale, Transportation Excise Tax Revenue, (AGM), 5.00%, 7/1/30	$1,250	$1,432,738
		$1,432,738

Other Revenue — 2.3%
Salt Verde Financial Corp., Senior Gas Revenue, 5.00%, 12/1/37	$1,000	$1,189,080
		$1,189,080

Senior Living / Life Care — 1.5%
Glendale Industrial Development Authority, (Terraces of Phoenix), 4.00%, 7/1/28	$225	$226,685
Tempe Industrial Development Authority, (Friendship Village of Tempe), 6.00%, 12/1/32	230	246,047
Tempe Industrial Development Authority, (Mirabella at ASU), 6.00%, 10/1/37(1)	300	328,044
		$800,776

Special Tax Revenue — 8.9%
Arizona Sports and Tourism Authority, (Multipurpose Stadium Facility), 5.00%, 7/1/29	$1,000	$1,067,210
Mesa, Excise Tax Revenue, 5.00%, 7/1/32	1,000	1,097,340
Queen Creek, Excise Tax and State Shared Revenue, 5.00%, 8/1/30	1,165	1,351,120
Tempe, Transit Excise Tax Revenue, 5.00%, 7/1/37	625	687,556
Tempe, Transit Excise Tax Revenue, Prerefunded to 7/1/22, 5.00%, 7/1/37	375	417,293
		$4,620,519

Transportation — 6.4%
Arizona Transportation Board, Highway Revenue, 5.00%, 7/1/33	$1,000	$1,135,450
Phoenix Civic Improvement Corp., Airport Revenue, (AMT), 5.00%, 7/1/31	2,000	2,204,500
		$3,339,950

Water and Sewer — 10.5%
Central Arizona Water Conservation District, 5.00%, 1/1/35	$1,500	$1,709,820
Gilbert Water Resources Municipal Property Corp., 4.00%, 7/1/36	750	790,028
Phoenix Civic Improvement Corp., Water System Revenue, 5.00%, 7/1/39	1,500	1,681,275

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)
Tucson, Water System Revenue, 5.00%, 7/1/32	$545	$638,522
Tucson, Water System Revenue, 5.00%, 7/1/35	530	615,054
		$5,434,699

Total Tax-Exempt Investments — 96.6% (identified cost $47,613,407)		$50,250,833

Other Assets, Less Liabilities — 3.4%		$1,770,789

Net Assets — 100.0%		$52,021,622

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Arizona municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2018, 21.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 7.3% to 13.9% of total investments.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2018, the aggregate value of these securities is $328,044 or 0.6% of the Fund’s net assets.

19	See Notes to Financial Statements.

Eaton Vance

Arizona Municipal Income Fund

July 31, 2018

Portfolio of Investments — continued

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Depreciation

Interest Rate Futures
U.S. Long Treasury Bond	20	Short	Sep-18	$(2,859,375)	$(15,813)

					$(15,813)

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
NPFG	–	National Public Finance Guaranty Corp.

20	See Notes to Financial Statements.

Eaton Vance

Connecticut Municipal Income Fund

July 31, 2018

Portfolio of Investments

Tax-Exempt Investments — 92.9%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 1.6%
Connecticut, (Revolving Fund), Green Bonds, 5.00%, 5/1/34	$1,000	$1,167,060
		$1,167,060

Education — 15.8%
Connecticut Health and Educational Facilities Authority, (Brunswick School), 5.00%, 7/1/31	$500	$538,575
Connecticut Health and Educational Facilities Authority, (Brunswick School), 5.00%, 7/1/32	1,125	1,212,221
Connecticut Health and Educational Facilities Authority, (Connecticut College), 5.00%, 7/1/30	1,255	1,368,816
Connecticut Health and Educational Facilities Authority, (Fairfield University), 4.00%, 7/1/47	2,000	2,017,880
Connecticut Health and Educational Facilities Authority, (Quinnipiac University), 5.00%, 7/1/34	1,475	1,645,097
Connecticut Health and Educational Facilities Authority, (Sacred Heart University), 5.00%, 7/1/37	450	506,061
Connecticut Health and Educational Facilities Authority, (The Hotchkiss School), (SPA: TD Bank, N.A.), 0.90%, 7/1/30(1)	1,200	1,200,000
Connecticut Health and Educational Facilities Authority, (Yale University), 1.40%, 7/1/36(2)	2,000	2,000,000
University of Connecticut, 5.00%, 11/15/29	1,000	1,106,120
		$11,594,770

Escrowed / Prerefunded — 9.1%
Connecticut, (Revolving Fund), Prerefunded to 6/1/19, 5.00%, 6/1/25	$500	$514,675
Connecticut Health and Educational Facilities Authority, (Fairfield University), Prerefunded to 7/1/20, 5.00%, 7/1/40	1,500	1,592,220
Connecticut Health and Educational Facilities Authority, (Middlesex Hospital), Prerefunded to 7/1/21, 5.00%, 7/1/24	1,000	1,080,950
Connecticut Health and Educational Facilities Authority, (Wesleyan University), Prerefunded to 7/1/20, 5.00%, 7/1/39	2,000	2,126,860
Connecticut Health and Educational Facilities Authority, (Yale-New Haven Hospital), Prerefunded to 7/1/20, 5.75%, 7/1/34	1,000	1,076,520
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.625%, 12/1/29	135	142,104
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.75%, 12/1/34	150	158,139
		$6,691,468

General Obligations — 18.5%
East Lyme, 4.00%, 7/15/22	$350	$363,955
East Lyme, 4.00%, 7/15/23	525	545,213
Enfield, 4.00%, 8/1/29(3)	500	554,050

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Fairfield, 5.00%, 1/1/23	$1,000	$1,132,450
Greenwich, 4.00%, 7/15/29	450	486,599
Greenwich, 4.00%, 7/15/30	250	268,470
Greenwich, 4.00%, 7/15/32	400	426,600
North Haven, 5.00%, 7/15/23	1,475	1,682,650
North Haven, 5.00%, 7/15/25	1,490	1,743,985
Norwalk, 4.00%, 7/1/26	1,975	2,080,504
Redding, 5.50%, 10/15/18	400	403,388
Redding, 5.625%, 10/15/19	650	681,909
Stamford, 4.00%, 7/1/25	370	391,597
University of Connecticut, State General Obligation, 5.00%, 2/15/21	1,315	1,339,051
University of Connecticut, State General Obligation, 5.00%, 2/15/28	875	889,437
Wilton, 5.25%, 7/15/19	535	554,217
		$13,544,075

Hospital — 9.6%
Connecticut Health and Educational Facilities Authority, (Ascension Health), 5.00%, 11/15/40	$1,000	$1,039,690
Connecticut Health and Educational Facilities Authority, (Stamford Hospital), 4.00%, 7/1/46	1,000	962,500
Connecticut Health and Educational Facilities Authority, (Trinity Health Corp.), 5.00%, 12/1/33	2,015	2,298,833
Connecticut Health and Educational Facilities Authority, (Western Connecticut Health Network), 5.00%, 7/1/29	1,000	1,067,780
Connecticut Health and Educational Facilities Authority, (Yale-New Haven Health), 5.00%, 7/1/34	1,520	1,692,292
		$7,061,095

Industrial Development Revenue — 2.8%
Eastern Connecticut Resource Recovery Authority, (Wheelabrator Lisbon), (AMT), 5.50%, 1/1/20	$2,045	$2,077,986
		$2,077,986

Insured – Education — 10.8%
Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/30	$1,950	$2,371,434
Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/31	2,050	2,506,248
Connecticut Health and Educational Facilities Authority, (Trinity College), (NPFG), 5.50%, 7/1/21	2,865	3,064,347
		$7,942,029

21	See Notes to Financial Statements.

Eaton Vance

Connecticut Municipal Income Fund

July 31, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations — 8.0%
Bridgeport, (AGM), 4.00%, 8/15/21	$1,075	$1,131,846
Bridgeport, (AGM), 5.00%, 8/15/32	1,120	1,252,586
Connecticut, (AMBAC), 5.25%, 6/1/20	1,000	1,057,360
Hartford, (AGC), 5.00%, 8/15/28	500	516,505
Hartford, (AGC), Prerefunded to 8/15/19, 5.00%, 8/15/28	500	517,765
Hartford, (AGM), 5.00%, 4/1/31	240	253,536
New Haven, (AGM), 5.00%, 8/1/25	1,000	1,136,050
		$5,865,648

Insured – Transportation — 2.7%
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	$1,700	$1,988,643
		$1,988,643

Insured – Water and Sewer — 5.5%
South Central Connecticut Regional Water Authority, (NPFG), 5.25%, 8/1/24	$3,420	$4,005,162
		$4,005,162

Special Tax Revenue — 3.0%
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.00%, 1/1/29	$2,000	$2,175,380
		$2,175,380

Student Loan — 1.2%
Connecticut Higher Education Supplemental Loan Authority, (AMT), 4.00%, 11/15/30	$630	$633,207
Connecticut Higher Education Supplemental Loan Authority, (AMT), 4.125%, 11/15/33	225	228,172
		$861,379

Water and Sewer — 4.3%
Greater New Haven Water Pollution Control Authority, 5.00%, 8/15/32	$1,000	$1,128,500
Hartford County Metropolitan District, (Clean Water), 5.00%, 4/1/36	1,500	1,624,980

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)
Stamford, (Water Pollution Control System), 5.00%, 9/15/29	$200	$230,026
Stamford, (Water Pollution Control System), 5.00%, 9/15/30	125	143,156
		$3,126,662

Total Tax-Exempt Investments — 92.9% (identified cost $65,043,150)		$68,101,357

Other Assets, Less Liabilities — 7.1%		$5,228,374

Net Assets — 100.0%		$73,329,731

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Connecticut municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2018, 29.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 4.4% to 10.4% of total investments.

(1)

Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at July 31, 2018.

(2)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at July 31, 2018.

(3)	When-issued security.

22	See Notes to Financial Statements.

Eaton Vance

Connecticut Municipal Income Fund

July 31, 2018

Portfolio of Investments — continued

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Depreciation

Interest Rate Futures
U.S. Long Treasury Bond	9	Short	Sep-18	$(1,286,719)	$(7,116)

					$(7,116)

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
NPFG	–	National Public Finance Guaranty Corp.
SPA	–	Standby Bond Purchase Agreement

23	See Notes to Financial Statements.

Eaton Vance

Minnesota Municipal Income Fund

July 31, 2018

Portfolio of Investments

Tax-Exempt Investments — 98.2%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 2.5%
Minnesota Public Facilities Authority, (Revolving Fund), 5.00%, 3/1/29	$2,000	$2,347,820
Minnesota Public Facilities Authority, (Revolving Fund), 5.00%, 3/1/30	1,000	1,170,140
		$3,517,960

Education — 15.0%
Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 3/1/29	$2,250	$2,659,072
Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 3/1/31	1,000	1,174,250
Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 3/1/34	500	579,655
Minnesota Higher Education Facilities Authority, (College of Saint Benedict), 4.00%, 3/1/36	400	406,684
Minnesota Higher Education Facilities Authority, (College of Saint Benedict), 5.00%, 3/1/37	1,500	1,649,685
Minnesota Higher Education Facilities Authority, (Gustavus Adolphus College), 5.00%, 10/1/35	565	642,315
Minnesota Higher Education Facilities Authority, (Macalester College), 5.00%, 3/1/27	500	574,425
Minnesota Higher Education Facilities Authority, (Macalester College), 5.00%, 3/1/28	1,010	1,157,036
Minnesota Higher Education Facilities Authority, (St. Catherine University), 5.00%, 10/1/26	280	305,886
Minnesota Higher Education Facilities Authority, (St. Catherine University), 5.00%, 10/1/27	310	337,764
Minnesota Higher Education Facilities Authority, (St. Catherine University), 5.00%, 10/1/32	560	608,311
Minnesota Higher Education Facilities Authority, (St. Olaf College), 4.00%, 10/1/35	500	527,785
Minnesota Higher Education Facilities Authority, (St. Olaf College), 5.00%, 12/1/29	1,815	2,094,800
Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.00%, 10/1/30	650	756,288
Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.00%, 4/1/35	750	846,510
Minnesota State Colleges and Universities, 5.00%, 10/1/28	1,375	1,497,292
Minnesota State Colleges and Universities, 5.00%, 10/1/30	1,455	1,587,667
University of Minnesota, 5.00%, 4/1/27	500	589,345
University of Minnesota, 5.00%, 8/1/27	625	733,494
University of Minnesota, 5.00%, 9/1/36	1,000	1,167,440
University of Minnesota, 5.00%, 4/1/41	1,000	1,137,450
		$21,033,154

Security	Principal Amount (000’s omitted)	Value

Electric Utilities — 8.6%
Central Minnesota Municipal Power Agency, 5.00%, 1/1/32	$2,100	$2,254,329
Chaska, Electric System Revenue, 5.00%, 10/1/30	550	621,170
Hutchinson, Public Utility Revenue, 5.00%, 12/1/26	350	387,054
Minnesota Municipal Power Agency, 5.00%, 10/1/33	250	283,350
Minnesota Municipal Power Agency, 5.00%, 10/1/34	250	282,743
Minnesota Municipal Power Agency, 5.00%, 10/1/35	200	225,830
Northern Municipal Power Agency, 5.00%, 1/1/31	670	757,040
Northern Municipal Power Agency, 5.00%, 1/1/41	240	269,381
Rochester, Electric Utility Revenue, 5.00%, 12/1/29	700	815,388
Rochester, Electric Utility Revenue, 5.00%, 12/1/30	700	813,127
Rochester, Electric Utility Revenue, 5.00%, 12/1/42	820	934,226
St. Paul Port Authority, District Energy Revenue, 4.00%, 10/1/42	1,250	1,288,687
St. Paul Port Authority, District Energy Revenue, (AMT), 4.00%, 10/1/40	1,000	1,013,770
Western Minnesota Municipal Power Agency, 5.00%, 1/1/34	1,000	1,122,060
Western Minnesota Municipal Power Agency, 5.00%, 1/1/36	900	1,018,836
		$12,086,991

Escrowed / Prerefunded — 4.9%
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.625%, 12/1/29	$270	$284,207
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.75%, 12/1/34	295	311,007
Minnesota Higher Education Facilities Authority, (Carleton College), Prerefunded to 3/1/19, 5.00%, 3/1/40	1,500	1,531,455
Minnesota Higher Education Facilities Authority, (Gustavus Adolphus College), Prerefunded to 10/1/19, 5.00%, 10/1/31	1,000	1,039,150
Minnesota Higher Education Facilities Authority, (University of St. Thomas), Prerefunded to 10/1/19, 5.00%, 10/1/39	1,000	1,039,150
St. Louis Park, (Park Nicollet Health Services), Prerefunded to 7/1/19, 5.75%, 7/1/39	1,000	1,038,230
University of Minnesota, Prerefunded to 12/1/20, 5.00%, 12/1/36	500	537,890
University of Minnesota, Prerefunded to 4/1/19, 5.125%, 4/1/34	1,000	1,024,650
		$6,805,739

General Obligations — 34.4%
Alexandria Independent School District No. 206, 5.00%, 2/1/29	$1,500	$1,791,480
Anoka-Hennepin Independent School District No. 11, 5.00%, 2/1/27	1,000	1,190,320
Anoka-Hennepin Independent School District No. 11, 5.00%, 2/1/28	1,040	1,232,681
Buffalo-Hanover-Montrose Independent School District No. 877, 4.00%, 2/1/24	2,000	2,132,360

24	See Notes to Financial Statements.

Eaton Vance

Minnesota Municipal Income Fund

July 31, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Centennial Independent School District No. 12, Circle Pines, 0.00%, 2/1/28	$1,000	$739,450
Centennial Independent School District No. 12, Circle Pines, 0.00%, 2/1/35	350	185,553
Chaska Independent School District No. 112, 4.00%, 2/1/23	2,000	2,139,360
Cloquet Independent School District No. 94, 5.00%, 2/1/30	1,000	1,149,710
Duluth, 5.00%, 2/1/31	1,000	1,155,160
Duluth, 5.00%, 2/1/34	1,000	1,143,490
Elk River Area Independent School District No. 728, 4.00%, 2/1/32	2,000	2,103,780
Fairmont Independent School District No. 2752, 5.00%, 2/1/34	2,000	2,032,840
Hennepin County Regional Railroad Authority, 4.00%, 12/1/29	1,500	1,541,160
Hennepin County, 5.00%, 12/1/35	2,000	2,336,160
Hopkins Independent School District No. 270, 4.00%, 2/1/25	1,250	1,343,625
Mahtomedi Independent School District No. 832, 5.00%, 2/1/31	1,000	1,140,060
Minneapolis Special School District No. 1, 5.00%, 2/1/31	2,000	2,370,200
Minneapolis-St. Paul Metropolitan Council, 5.00%, 3/1/26	1,000	1,185,300
Minneapolis-St. Paul Metropolitan Council, 5.00%, 3/1/28	2,500	2,994,875
Minnesota, 5.00%, 8/1/32	2,000	2,310,820
Minnesota, Prerefunded to 10/1/21, 5.00%, 10/1/27	30	32,861
Ramsey County, 4.00%, 2/1/24	500	526,240
Rosemount-Apple Valley-Eagan Independent School District No. 196, 4.00%, 2/1/28	2,000	2,171,160
Rosemount-Apple Valley-Eagan Independent School District No. 196, 5.00%, 2/1/27	1,000	1,170,690
Sartell-St. Stephen Independent School District No. 748, 0.00%, 2/1/32	1,350	838,580
Sartell-St. Stephen Independent School District No. 748, 0.00%, 2/1/37	1,500	730,785
Sartell-St. Stephen Independent School District No. 748, 0.00%, 2/1/38	1,000	466,240
Sartell-St. Stephen Independent School District No. 748, 0.00%, 2/1/39	500	222,980
Spring Lake Park Independent School District No. 16, 4.00%, 2/1/29	1,075	1,162,451
St. Louis Park Independent School District No. 283, 4.00%, 2/1/31	2,000	2,149,040
St. Paul, 5.00%, 12/1/27	750	897,045
St. Paul Independent School District No. 625, 4.00%, 2/1/25	1,000	1,048,480
Waconia Independent School District No. 110, 5.00%, 2/1/37	1,250	1,408,375
Waseca Independent School District No. 829, 4.00%, 2/1/26	1,245	1,368,379
Waseca Independent School District No. 829, 4.00%, 2/1/28	1,575	1,702,008
		$48,113,698

Security	Principal Amount (000’s omitted)	Value

Hospital — 14.5%
Kanabec County, (FirstLight Health System), 2.75%, 12/1/19	$750	$750,562
Maple Grove, (Maple Grove Hospital Corp.), 5.00%, 5/1/30	850	967,980
Maple Grove, (Maple Grove Hospital Corp.), 5.00%, 5/1/31	500	566,130
Maple Grove, (Maple Grove Hospital Corp.), 5.00%, 5/1/32	500	563,290
Minneapolis and St. Paul Housing and Redevelopment Authority, (Allina Health System), 5.00%, 11/15/29	915	1,063,825
Minneapolis and St. Paul Housing and Redevelopment Authority, (Children’s Health Care), 5.25%, 8/15/35	1,000	1,064,730
Minneapolis, (Fairview Health Services), 5.00%, 11/15/44	2,000	2,221,240
Rochester, (Mayo Clinic), 5.00%, 11/15/33	1,000	1,239,560
Rochester, (Mayo Clinic), 5.00%, 11/15/38	1,000	1,058,700
Rochester, (Olmsted Medical Center), 5.875%, 7/1/30	1,500	1,605,360
St. Cloud, (CentraCare Health System), 5.00%, 5/1/46	2,650	2,936,518
St. Cloud, (CentraCare Health System), 5.125%, 5/1/30	65	68,653
St. Paul Housing and Redevelopment Authority, (Allina Health System), 5.25%, 11/15/29	490	515,436
St. Paul Housing and Redevelopment Authority, (Fairview Health Services), 5.00%, 11/15/33	1,000	1,148,770
St. Paul Housing and Redevelopment Authority, (Fairview Health Services), 5.00%, 11/15/34	500	572,650
St. Paul Housing and Redevelopment Authority, (HealthPartners Obligated Group), 5.00%, 7/1/29	500	570,385
St. Paul Housing and Redevelopment Authority, (HealthPartners Obligated Group), 5.00%, 7/1/30	1,000	1,137,390
St. Paul Housing and Redevelopment Authority, (HealthPartners Obligated Group), 5.00%, 7/1/32	1,995	2,255,707
		$20,306,886

Housing — 0.6%
Minnesota Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 3.15%, 1/1/37	$930	$890,959
		$890,959

Insured – Electric Utilities — 6.5%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	$1,150	$1,221,725
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	305	321,525
Southern Minnesota Municipal Power Agency, (NPFG), 0.00%, 1/1/25	9,000	7,563,330
		$9,106,580

Insured – Escrowed / Prerefunded — 0.4%
St. Cloud, (CentraCare Health System), (AGC), Prerefunded to 5/1/19, 5.50%, 5/1/39	$500	$514,755
		$514,755

25	See Notes to Financial Statements.

Eaton Vance

Minnesota Municipal Income Fund

July 31, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Hospital — 2.0%
Minneapolis and St. Paul Housing and Redevelopment Authority, (Children’s Hospitals and Clinics), (AGM), 5.00%, 8/15/34	$750	$791,588
Minnesota Agricultural and Economic Development Board, (Essentia Health Obligated Group), (AGC), 5.00%, 2/15/37	2,000	2,004,780
		$2,796,368

Lease Revenue / Certificates of Participation — 2.3%
Anoka-Hennepin Independent School District No. 11, 5.00%, 2/1/34	$1,000	$1,108,680
Minnesota, 5.00%, 6/1/29	1,335	1,491,729
Minnetonka Independent School District No. 276, 5.00%, 3/1/29	560	570,623
		$3,171,032

Other Revenue — 1.6%
Center City, (Hazelden Betty Ford Foundation), 4.00%, 11/1/28	$825	$869,723
Center City, (Hazelden Betty Ford Foundation), 5.00%, 11/1/27	400	452,300
Center City, (Hazelden Betty Ford Foundation), 5.00%, 11/1/29	300	335,748
Minneapolis, (YMCA of the Greater Twin Cities), 4.00%, 6/1/29	260	275,223
Minneapolis, (YMCA of the Greater Twin Cities), 4.00%, 6/1/30	250	263,040
Minneapolis, (YMCA of the Greater Twin Cities), 4.00%, 6/1/31	100	104,651
		$2,300,685

Senior Living / Life Care — 2.5%
North Oaks, (Waverly Gardens), 4.00%, 10/1/25	$1,600	$1,710,928
North Oaks, (Waverly Gardens), 4.00%, 10/1/26	1,680	1,789,519
		$3,500,447

Transportation — 2.4%
Minneapolis-St. Paul Metropolitan Airports Commission, 5.00%, 1/1/27	$1,000	$1,188,620
Minneapolis-St. Paul Metropolitan Airports Commission, Series 2010A, 5.00%, 1/1/35	1,000	1,043,460
Minneapolis-St. Paul Metropolitan Airports Commission, Series 2014A, 5.00%, 1/1/35	1,000	1,109,780
		$3,341,860

Total Tax-Exempt Investments — 98.2% (identified cost $135,491,565)		$137,487,114

Other Assets, Less Liabilities — 1.8%		$2,545,222

Net Assets — 100.0%		$140,032,336

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Minnesota municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2018, 9.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.6% to 6.6% of total investments.

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
NPFG	–	National Public Finance Guaranty Corp.

26	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Fund

July 31, 2018

Portfolio of Investments

Tax-Exempt Municipal Securities — 94.2%
Security	Principal Amount (000’s omitted)	Value

Education — 7.4%
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/30	$1,765	$2,007,176
New Jersey Educational Facilities Authority, (Princeton University), 4.00%, 7/1/37	555	595,870
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/26	2,200	2,546,412
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/36	805	946,608
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/42	1,000	1,165,600
New Jersey Educational Facilities Authority, (University of Medicine and Dentistry), Prerefunded to 6/1/19, 7.50%, 12/1/32	2,565	2,693,019
New Jersey Institute of Technology, 5.00%, 7/1/32	980	1,066,965
		$11,021,650

Escrowed / Prerefunded — 4.6%
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 6/15/19, 5.25%, 12/15/33	$165	$170,351
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), Prerefunded to 6/1/22, 5.00%, 6/1/32	2,250	2,499,412
New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), Prerefunded to 7/1/19, 5.50%, 7/1/29	1,135	1,175,826
New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), Prerefunded to 7/1/19, 5.75%, 7/1/39	1,135	1,178,391
New Jersey Institute of Technology, Prerefunded to 7/1/22, 5.00%, 7/1/32	430	480,215
New Jersey Turnpike Authority, Prerefunded to 7/1/22, 5.00%, 1/1/30	1,215	1,356,888
		$6,861,083

General Obligations — 5.0%
Burlington County Bridge Commission, 5.00%, 10/1/36	$1,000	$1,154,830
Gloucester County Improvement Authority, 4.00%, 4/1/35	4,320	4,529,131
Jersey City, 5.00%, 11/1/33	800	927,632
Morris County Improvement Authority, (Lincoln Park), 4.00%, 3/15/27	700	778,064
		$7,389,657

Security	Principal Amount (000’s omitted)	Value

Hospital — 13.5%
Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	$750	$801,878
Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/42	1,100	1,197,669
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 4.00%, 7/1/41	1,500	1,536,615
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	175	175,544
New Jersey Health Care Facilities Financing Authority, (Inspira Health Obligated Group), 4.00%, 7/1/41	500	506,085
New Jersey Health Care Facilities Financing Authority, (Inspira Health Obligated Group), 4.00%, 7/1/47	1,000	1,008,190
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/32	1,415	1,633,476
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/39	2,750	3,130,682
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/32	400	447,876
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/33	1,155	1,291,244
New Jersey Health Care Facilities Financing Authority, (RWJ Barnabas Health Obligated Group), 5.00%, 7/1/31	3,000	3,440,280
New Jersey Health Care Facilities Financing Authority, (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/28	1,000	1,124,200
New Jersey Health Care Facilities Financing Authority, (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/29	500	559,135
New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.75%, 7/1/33	3,000	3,115,530
		$19,968,404

Industrial Development Revenue — 5.0%
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.50%, 6/1/33	$1,875	$2,074,650
New Jersey Economic Development Authority, (Continental Airlines), Series 2000A, (AMT), 5.625%, 11/15/30	255	288,839
New Jersey Economic Development Authority, (Continental Airlines), Series 2000B, (AMT), 5.625%, 11/15/30	430	487,061
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	4,370	4,537,458
		$7,388,008

27	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Fund

July 31, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Electric Utilities — 2.8%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$3,935	$4,158,114
		$4,158,114

Insured – Escrowed / Prerefunded — 2.3%
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (NPFG), Escrowed to Maturity, 5.25%, 7/1/26	$380	$458,238
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	650	659,919
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	1,290	1,309,931
South Jersey Port Corp., (Marine Terminal), (AGC), Prerefunded to 1/1/19, 5.75%, 1/1/34	900	916,425
		$3,344,513

Insured – General Obligations — 9.0%
Atlantic City, (AGM), 5.00%, 3/1/37	$1,500	$1,658,460
Bayonne, (AGM), 5.00%, 8/1/25	615	707,176
Bayonne, (AGM), 5.00%, 8/1/26	865	984,578
Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	2,785	2,825,772
Irvington Township, (AGM), 0.00%, 7/15/22	695	624,847
Irvington Township, (AGM), 0.00%, 7/15/23	4,675	4,061,640
Lakewood Township, (BAM), 4.00%, 11/1/26	250	272,910
Lakewood Township, (BAM), 4.00%, 11/1/27	120	130,432
Paterson, (BAM), 5.00%, 1/15/26	1,305	1,407,364
Trenton, (BAM), 5.00%, 12/1/26	500	579,245
		$13,252,424

Insured – Hospital — 2.8%
New Jersey Economic Development Authority, (Hillcrest Health Services), (AMBAC), 0.00%, 1/1/19	$4,100	$4,066,339
		$4,066,339

Insured – Special Tax Revenue — 10.0%
Garden State Preservation Trust, (AGM), 0.00%, 11/1/24	$6,000	$5,068,200
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (NPFG), 5.25%, 7/1/26	1,620	1,854,171
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	6,500	4,904,770

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue (continued)
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	$3,590	$2,593,739
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,650	396,693
		$14,817,573

Insured – Transportation — 2.1%
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	$2,015	$2,228,751
South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	850	887,621
		$3,116,372

Lease Revenue / Certificates of Participation — 1.6%
New Jersey Economic Development Authority, (School Facilities Construction), 5.25%, 12/15/33	$1,540	$1,575,882
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 6/15/19, 5.25%, 12/15/33	795	820,782
		$2,396,664

Other Revenue — 0.8%
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), 5.00%, 6/1/32	$1,000	$1,156,390
		$1,156,390

Senior Living / Life Care — 5.1%
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 5.875%, 7/1/28	$1,345	$1,347,287
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 6.00%, 7/1/38	2,230	2,233,479
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/29	1,250	1,340,375
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/34	2,450	2,568,261
		$7,489,402

Special Tax Revenue — 0.5%
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/27	$275	$275,170
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/37	525	525,268
		$800,438

28	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Fund

July 31, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Student Loan — 4.1%
New Jersey Higher Education Student Assistance Authority, (AMT), 3.25%, (3 mo. USD LIBOR + 0.95%), 6/1/36(1)	$3,115	$3,140,387
New Jersey Higher Education Student Assistance Authority, (AMT), 3.25%, 12/1/29	2,000	1,975,640
New Jersey Higher Education Student Assistance Authority, (AMT), 4.00%, 12/1/34	950	967,775
		$6,083,802

Transportation — 15.4%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/28	$2,000	$2,244,120
New Jersey Economic Development Authority, (Port Newark Container Terminal, LLC), (AMT), 5.00%, 10/1/37	1,500	1,621,230
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.375%, 1/1/43	275	301,073
New Jersey Transportation Trust Fund Authority, 5.00%, 6/15/29	2,000	2,004,580
New Jersey Turnpike Authority, 3.25%, 1/1/38	1,250	1,220,012
New Jersey Turnpike Authority, 4.00%, 1/1/43	1,090	1,136,031
New Jersey Turnpike Authority, 5.00%, 1/1/45	2,780	3,083,326
Newark Housing Authority, (Newark Marine Terminal), 4.00%, 1/1/37	1,500	1,566,330
Port Authority of New York and New Jersey, (AMT), 5.00%, 9/15/32	2,500	2,878,925
Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/34	5,000	5,622,550
South Jersey Transportation Authority, 5.00%, 11/1/31	1,000	1,101,140
		$22,779,317

Water and Sewer — 2.2%
New Jersey Economic Development Authority, (Atlantic City Sewerage Co.), (AMT), 5.45%, 4/1/28	$3,270	$3,272,093
		$3,272,093

Total Tax-Exempt Municipal Securities — 94.2% (identified cost $133,247,257)		$139,362,243

Taxable Municipal Securities — 3.5%
Security	Principal Amount (000’s omitted)	Value

General Obligations — 0.4%
Atlantic City, 7.50%, 3/1/40	$445	$576,778
		$576,778

Security	Principal Amount (000’s omitted)	Value

Transportation — 3.1%
New Jersey Transportation Trust Fund Authority, 5.754%, 12/15/28(2)	$4,250	$4,699,777
		$4,699,777

Total Taxable Municipal Securities — 3.5% (identified cost $5,115,211)		$5,276,555

Total Investments — 97.7% (identified cost $138,362,468)		$144,638,798

Other Assets, Less Liabilities — 2.3%		$3,351,859

Net Assets — 100.0%		$147,990,657

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2018, 29.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.7% to 10.6% of total investments.

(1)	Floating rate security. The stated interest rate represents the rate in effect at July 31, 2018.

(2)

Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	–	Build America Mutual Assurance Co.
LIBOR	–	London Interbank Offered Rate
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

Currency Abbreviations:

USD	–	United States Dollar

29	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Fund

July 31, 2018

Portfolio of Investments

Tax-Exempt Municipal Securities — 102.2%
Security	Principal Amount (000’s omitted)	Value

Cogeneration — 0.2%
Northampton County Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23(1)	$1,323	$397,030
		$397,030

Education — 11.5%
Allegheny County Higher Education Building Authority, (Duquesne University), 5.00%, 3/1/28	$1,250	$1,430,200
Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/34	1,000	1,034,720
Cumberland County Municipal Authority, (Dickinson College), 5.00%, 5/1/30	775	886,592
Cumberland County Municipal Authority, (Dickinson College), 5.00%, 5/1/31	1,145	1,305,598
Cumberland County Municipal Authority, (Dickinson College), 5.00%, 11/1/37	1,000	1,088,730
Northeastern Pennsylvania Hospital and Education Authority, (Wilkes University), 5.00%, 3/1/24	1,055	1,160,374
Pennsylvania Higher Educational Facilities Authority, (Bryn Mawr College), 5.00%, 12/1/26	255	295,175
Pennsylvania Higher Educational Facilities Authority, (Drexel University), 4.00%, 5/1/36	4,000	4,066,520
Pennsylvania State University, 5.00%, 9/1/34	1,585	1,829,375
Philadelphia Authority for Industrial Development, (Temple University), 5.00%, 4/1/30	2,500	2,850,075
State Public School Building Authority, (Northampton County Area Community College), 5.50%, 3/1/31	2,645	2,861,361
Union County Higher Educational Facilities Financing Authority, (Bucknell University), 5.00%, 4/1/37	2,000	2,181,280
		$20,990,000

Escrowed / Prerefunded — 13.5%
Chester County, Prerefunded to 7/15/19, 5.00%, 7/15/27	$790	$815,517
Chester County, Prerefunded to 7/15/19, 5.00%, 7/15/28	325	335,498
Chester County Health and Education Facilities Authority, (Jefferson Health System), Prerefunded to 5/15/20, 5.00%, 5/15/40	2,170	2,299,744
Dauphin County General Authority, (Pinnacle Health System), Prerefunded to 6/1/19, 6.00%, 6/1/29	2,015	2,089,857
Delaware County Regional Water Quality Control Authority, Prerefunded to 5/1/23, 5.00%, 5/1/33	1,750	1,985,725
Northampton County General Purpose Authority, (Lafayette College), Prerefunded to 11/1/18, 5.00%, 11/1/34	3,000	3,027,600
Northampton County General Purpose Authority, (Lehigh University), Prerefunded to 5/15/19, 5.00%, 11/15/39	1,000	1,027,950

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.45%, 12/1/35	$4,220	$4,583,047
South Fork Municipal Authority, (Conemaugh Health System), Prerefunded to 7/1/20, 5.50%, 7/1/29	1,500	1,604,805
Southeastern Pennsylvania Transportation Authority, Federal Grant Receipts, Prerefunded to 6/1/21, 5.00%, 6/1/28	600	652,566
Washington County Industrial Development Authority, (Washington and Jefferson College), Prerefunded to 5/1/20, 5.25%, 11/1/30	2,300	2,444,440
Westmoreland County Municipal Authority, Prerefunded to 8/15/23, 5.00%, 8/15/32	2,345	2,675,598
Wilkes-Barre Finance Authority, (University of Scranton), Prerefunded to 11/1/20, 5.00%, 11/1/35	1,000	1,071,280
		$24,613,627

General Obligations — 9.1%
Boyertown Area School District, 5.00%, 10/1/38	$1,000	$1,113,340
Chartiers Valley School District, 5.00%, 10/15/35	1,000	1,122,510
Chester County, 5.00%, 7/15/27	210	216,886
Chester County, 5.00%, 7/15/28	85	87,770
Delaware Valley Regional Finance Authority, 2.162%, (67% of 1 mo. USD LIBOR + 0.76%), 9/1/24 (Put Date), 9/1/48(2)	5,000	5,007,150
Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	4,500	5,675,895
Hatboro-Horsham School District, 5.00%, 9/15/27	1,100	1,237,654
Owen J. Roberts School District, 5.00%, 5/15/28	535	601,645
Seneca Valley School District, 5.00%, 4/1/31	1,250	1,470,950
		$16,533,800

Hospital — 12.7%
Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.50%, 8/15/34	$3,000	$3,114,660
Centre County Hospital Authority, (Mount Nittany Medical Center), 5.00%, 11/15/30	505	569,584
Chester County Health and Education Facilities Authority, (Jefferson Health System), 5.00%, 5/15/40	770	808,223
Dauphin County General Authority, (Pinnacle Health System), 6.00%, 6/1/29	2,205	2,279,088
Franklin County Industrial Development Authority, (The Chambersburg Hospital), 5.375%, 7/1/42	1,000	1,058,390
Indiana County Hospital Authority, (Indiana Regional Medical Center), 6.00%, 6/1/39	1,345	1,452,815
Lancaster County Hospital Authority, (University of Pennsylvania Health System), 5.00%, 8/15/36	650	742,710
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 4.00%, 7/1/33	2,700	2,779,812
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 4.00%, 7/1/35	950	962,854

30	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Fund

July 31, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Lycoming County Authority, (Susquehanna Health System), 5.75%, 7/1/39	$3,250	$3,375,450
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 4.00%, 8/15/42	150	153,893
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 5.00%, 8/15/37	2,600	2,958,124
Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	2,550	2,685,787
Philadelphia Hospitals and Higher Education Facilities Authority, (Children’s Hospital of Philadelphia), 5.00%, 7/1/28	190	206,391
		$23,147,781

Housing — 0.4%
Pennsylvania Higher Educational Facilities Authority, (University Properties, Inc.), 5.00%, 7/1/35	$750	$803,047
		$803,047

Industrial Development Revenue — 1.3%
Luzerne County Industrial Development Authority, (Pennsylvania-American Water Co.), 5.50%, 12/1/39	$1,200	$1,258,404
Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 6.20%, 4/1/39	1,000	1,028,340
		$2,286,744

Insured – Electric Utilities — 1.1%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,475	$1,558,633
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	340	358,421
		$1,917,054

Insured – Escrowed / Prerefunded — 15.9%
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/19	$2,500	$2,471,500
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/20	2,625	2,543,651
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/21	2,625	2,488,054
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/22	3,625	3,349,572
McKeesport Area School District, (AMBAC), Escrowed to Maturity, 0.00%, 10/1/25	2,320	1,936,249
Pennsylvania Higher Educational Facilities Authority, (University of Sciences in Philadelphia), (AGC), Prerefunded to 11/1/18, 5.00%, 11/1/32	1,250	1,261,350
State Public School Building Authority, (Harrisburg School District), (AGC), Prerefunded to 5/15/19, 4.75%, 11/15/33	2,000	2,050,400

Security	Principal Amount (000’s omitted)	Value

Insured – Escrowed / Prerefunded (continued)
State Public School Building Authority, (Harrisburg School District), (AGC), Prerefunded to 5/15/19, 5.00%, 11/15/33	$1,335	$1,371,245
State Public School Building Authority, (Harrisburg School District), (AGC), Prerefunded to 5/15/19, 5.00%, 11/15/33	335	344,095
State Public School Building Authority, (Harrisburg School District), (AGC), Prerefunded to 5/15/19, 5.00%, 11/15/33	330	338,960
Westmoreland County Municipal Authority, Series A, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	5,780	5,567,296
Westmoreland County Municipal Authority, Series C, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	5,400	5,201,280
		$28,923,652

Insured – General Obligations — 14.5%
Allentown City School District, (BAM), 5.00%, 6/1/31	$500	$558,945
Allentown City School District, (BAM), 5.00%, 6/1/32	1,000	1,114,230
Allentown City School District, (BAM), 5.00%, 6/1/33	1,000	1,110,590
Bethlehem Area School District, (BAM), 5.00%, 8/1/32	1,500	1,701,240
Cambria County, (BAM), 5.00%, 8/1/30	3,320	3,705,120
Coatesville Area School District, (AGM), 5.00%, 8/1/25	300	341,880
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/21	2,170	2,013,174
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/22	2,170	1,953,694
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/23	2,170	1,890,743
Hazelton School District, (NPFG), 0.00%, 3/1/21	4,000	3,753,520
Hopewell School District, (AGM), 0.00%, 9/1/22	1,000	904,320
Hopewell School District, (AGM), 0.00%, 9/1/26	1,000	782,400
Lake-Lehman School District, (NPFG), 0.00%, 4/1/26	1,315	1,044,320
Luzerne County, (AGM), 5.00%, 11/15/29	1,000	1,118,870
McKeesport Area School District, (AGM), 5.00%, 3/1/38	60	64,443
McKeesport Area School District, (AMBAC), 0.00%, 10/1/25	1,100	866,415
Montour School District, (AGM), 5.00%, 4/1/32	1,000	1,135,620
Montour School District, (AGM), 5.00%, 4/1/33	1,960	2,219,034
		$26,278,558

Insured – Hospital — 1.3%
Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$2,000	$2,391,060
		$2,391,060

Insured – Lease Revenue / Certificates of Participation — 6.8%
Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$1,000	$1,024,390
State Public School Building Authority, (Philadelphia School District), (AGM), 5.50%, 6/1/28(3)	6,250	7,401,812
State Public School Building Authority, (Philadelphia School District), (AGM), 5.50%, 6/1/28	3,250	3,848,943
		$12,275,145

31	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Fund

July 31, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue — 1.4%
Puerto Rico Infrastructure Financing Authority, (BHAC), (FGIC), 5.50%, 7/1/20	$2,000	$2,129,200
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,490	358,226
		$2,487,426

Insured – Transportation — 2.3%
Pennsylvania Turnpike Commission, (AGM), 6.375%, 12/1/38	$2,000	$2,490,340
Puerto Rico Highway and Transportation Authority, (AGC), 5.50%, 7/1/31	1,500	1,762,170
		$4,252,510

Insured – Water and Sewer — 3.3%
Allegheny County Sanitary Authority, (BAM), 5.00%, 12/1/28	$1,000	$1,113,440
Westmoreland County Municipal Authority, (BAM), 5.00%, 8/15/38	2,330	2,598,556
Westmoreland County Municipal Authority, (FGIC), 0.00%, 8/15/19	2,235	2,186,478
		$5,898,474

Lease Revenue / Certificates of Participation — 1.5%
Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/34	$2,405	$2,698,506
		$2,698,506

Senior Living / Life Care — 0.9%
Lancaster County Hospital Authority, (Brethren Village), 5.125%, 7/1/37	$1,265	$1,384,682
Lancaster Industrial Development Authority, (Garden Spot Village), 5.375%, 5/1/28	300	328,926
		$1,713,608

Special Tax Revenue — 0.4%
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/38	$7,500	$742,125
		$742,125

Transportation — 2.9%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$775	$807,240
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	415	432,086
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	1,960	2,089,340

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Philadelphia, Airport Revenue, (AMT), 5.00%, 6/15/27	$815	$870,819
Philadelphia, Airport Revenue, (AMT), 5.00%, 7/1/37	1,000	1,117,230
		$5,316,715

Water and Sewer — 1.2%
Chester Water Authority, 5.00%, 12/1/35	$795	$903,692
Philadelphia, Water and Wastewater Revenue, 5.00%, 1/1/36	1,250	1,328,475
		$2,232,167

Total Tax-Exempt Municipal Securities — 102.2% (identified cost $177,551,907)		$185,899,029

Taxable Municipal Securities — 0.0%(4)
Security	Principal Amount (000’s omitted)	Value

Cogeneration — 0.0%(4)
Northampton County Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23(1)	$241	$72,244

Total Taxable Municipal Securities — 0.0%(4) (identified cost $240,816)		$72,244

Total Investments — 102.2% (identified cost $177,792,723)		$185,971,273

Other Assets, Less Liabilities — (2.2)%		$(4,077,183)

Net Assets — 100.0%		$181,894,090

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2018, 45.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.1% to 14.1% of total investments.

(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(2)	Floating rate security. The stated interest rate represents the rate in effect at July 31, 2018.

32	See Notes to Financial Statements.

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Pennsylvania Municipal Income Fund

July 31, 2018

Portfolio of Investments — continued

(3)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(4)	Amount is less than 0.05%.

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	–	Build America Mutual Assurance Co.
BHAC	–	Berkshire Hathaway Assurance Corp.
FGIC	–	Financial Guaranty Insurance Company
LIBOR	–	London Interbank Offered Rate
NPFG	–	National Public Finance Guaranty Corp.

Currency Abbreviations:

USD	–	United States Dollar

33	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2018

Statements of Assets and Liabilities

	July 31, 2018
Assets	Arizona Fund	Connecticut Fund	Minnesota Fund
Investments —
Identified cost	$47,613,407	$65,043,150	$135,491,565
Unrealized appreciation	2,637,426	3,058,207	1,995,549
Investments, at value	$50,250,833	$68,101,357	$137,487,114
Cash	$1,387,353	$5,507,320	$51,559
Deposits for derivatives collateral — financial futures contracts	46,000	20,700	—
Interest receivable	322,640	527,940	1,808,167
Receivable for investments sold	—	—	1,000,000
Receivable for Fund shares sold	188,412	14,016	127,435
Total assets	$52,195,238	$74,171,333	$140,474,275

Liabilities
Demand note payable	$—	$—	$100,000
Payable for when-issued securities	—	553,625	—
Payable for variation margin on open financial futures contracts	1,875	844	—
Payable for Fund shares redeemed	65,915	150,111	122,127
Distributions payable	16,849	35,395	78,059
Payable to affiliates:
Investment adviser fee	11,092	18,632	40,451
Distribution and service fees	9,870	13,119	17,491
Accrued expenses	68,015	69,876	83,811
Total liabilities	$173,616	$841,602	$441,939
Net Assets	$52,021,622	$73,329,731	$140,032,336

Sources of Net Assets
Paid-in capital	$49,099,783	$71,833,668	$138,749,740
Accumulated undistributed (distributions in excess of) net investment income	244,256	(35,395)	44,831
Accumulated net realized gain (loss)	55,970	(1,519,633)	(757,784)
Net unrealized appreciation	2,621,613	3,051,091	1,995,549
Net Assets	$52,021,622	$73,329,731	$140,032,336

Class A Shares
Net Assets	$33,704,197	$54,899,939	$56,759,671
Shares Outstanding	3,568,997	5,513,697	6,136,674
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.44	$9.96	$9.25
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$9.91	$10.46	$9.71

Class C Shares
Net Assets	$5,025,384	$4,587,979	$9,483,945
Shares Outstanding	478,534	462,399	953,469
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.50	$9.92	$9.95

Class I Shares
Net Assets	$13,292,041	$13,841,813	$73,788,720
Shares Outstanding	1,407,544	1,389,788	7,977,294
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.44	$9.96	$9.25

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

34	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2018

Statements of Assets and Liabilities — continued

	July 31, 2018
Assets	New Jersey Fund	Pennsylvania Fund
Investments —
Identified cost	$138,362,468	$177,792,723
Unrealized appreciation	6,276,330	8,178,550
Investments, at value	$144,638,798	$185,971,273
Cash	$5,685,645	$56,261
Interest receivable	1,008,444	1,525,620
Receivable for investments sold	76,471	—
Receivable for Fund shares sold	115,210	75,410
Total assets	$151,524,568	$187,628,564

Liabilities
Payable for floating rate notes issued	$—	$4,999,988
Payable for investments purchased	2,928,719	—
Payable for Fund shares redeemed	357,275	349,258
Distributions payable	70,849	150,838
Payable to affiliates:
Investment adviser fee	45,198	63,194
Distribution and service fees	30,914	37,979
Interest expense and fees payable	—	15,080
Accrued expenses	100,956	118,137
Total liabilities	$3,533,911	$5,734,474
Net Assets	$147,990,657	$181,894,090

Sources of Net Assets
Paid-in capital	$149,385,534	$195,786,990
Accumulated undistributed net investment income	1,239,482	131,751
Accumulated net realized loss	(8,910,689)	(22,203,201)
Net unrealized appreciation	6,276,330	8,178,550
Net Assets	$147,990,657	$181,894,090

Class A Shares
Net Assets	$98,223,801	$112,507,748
Shares Outstanding	10,820,476	13,239,192
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.08	$8.50
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$9.53	$8.92

Class C Shares
Net Assets	$17,481,458	$22,990,650
Shares Outstanding	1,845,483	2,612,621
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.47	$8.80

Class I Shares
Net Assets	$32,285,398	$46,395,692
Shares Outstanding	3,555,356	5,438,758
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.08	$8.53

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

35	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2018

Statements of Operations

	Year Ended July 31, 2018
Investment Income	Arizona Fund	Connecticut Fund	Minnesota Fund
Interest	$2,092,691	$3,045,086	$4,806,734
Total investment income	$2,092,691	$3,045,086	$4,806,734

Expenses
Investment adviser fee	$155,934	$238,764	$507,482
Distribution and service fees
Class A	74,350	113,569	116,240
Class B	989	2,756	153
Class C	54,702	49,577	101,376
Trustees’ fees and expenses	2,898	3,711	6,706
Custodian fee	28,124	31,948	46,769
Transfer and dividend disbursing agent fees	19,532	37,609	63,063
Legal and accounting services	47,060	61,114	49,531
Printing and postage	8,353	9,952	13,756
Registration fees	16,203	5,390	9,009
Miscellaneous	19,235	21,014	29,183
Total expenses	$427,380	$575,404	$943,268

Net investment income	$1,665,311	$2,469,682	$3,863,466

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$949,470	$486,028	$109,900
Financial futures contracts	66,791	51,001	(96,191)
Net realized gain	$1,016,261	$537,029	$13,709
Change in unrealized appreciation (depreciation) —
Investments	$(1,889,697)	$(2,412,616)	$(3,698,774)
Financial futures contracts	15,946	1,051	28,129
Net change in unrealized appreciation (depreciation)	$(1,873,751)	$(2,411,565)	$(3,670,645)

Net realized and unrealized loss	$(857,490)	$(1,874,536)	$(3,656,936)

Net increase in net assets from operations	$807,821	$595,146	$206,530

36	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2018

Statements of Operations — continued

	Year Ended July 31, 2018
Investment Income	New Jersey Fund	Pennsylvania Fund
Interest	$6,415,828	$9,017,402
Total investment income	$6,415,828	$9,017,402

Expenses
Investment adviser fee	$568,312	$756,983
Distribution and service fees
Class A	202,157	236,525
Class B	—	4,086
Class C	183,077	246,034
Trustees’ fees and expenses	6,993	8,472
Custodian fee	48,137	54,920
Transfer and dividend disbursing agent fees	73,227	96,160
Legal and accounting services	64,498	71,641
Printing and postage	15,640	19,136
Registration fees	4,928	5,413
Interest expense and fees	—	95,222
Miscellaneous	25,583	40,404
Total expenses	$1,192,552	$1,634,996

Net investment income	$5,223,276	$7,382,406

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$1,232,251	$522,892
Financial futures contracts	—	(3,908)
Net realized gain	$1,232,251	$518,984
Change in unrealized appreciation (depreciation) —
Investments	$(3,848,754)	$(5,904,794)
Financial futures contracts	—	13,611
Net change in unrealized appreciation (depreciation)	$(3,848,754)	$(5,891,183)

Net realized and unrealized loss	$(2,616,503)	$(5,372,199)

Net increase in net assets from operations	$2,606,773	$2,010,207

37	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2018

Statements of Changes in Net Assets

	Year Ended July 31, 2018
Increase (Decrease) in Net Assets	Arizona Fund	Connecticut Fund	Minnesota Fund
From operations —
Net investment income	$1,665,311	$2,469,682	$3,863,466
Net realized gain	1,016,261	537,029	13,709
Net change in unrealized appreciation (depreciation)	(1,873,751)	(2,411,565)	(3,670,645)
Net increase in net assets from operations	$807,821	$595,146	$206,530
Distributions to shareholders —
From net investment income
Class A	$(1,111,031)	$(1,817,459)	$(1,516,851)
Class B	(2,240)	(7,106)	(302)
Class C	(128,976)	(127,819)	(198,516)
Class I	(474,900)	(502,942)	(2,202,579)
Total distributions to shareholders	$(1,717,147)	$(2,455,326)	$(3,918,248)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$2,357,932	$2,885,116	$5,869,861
Class B	—	2,905	—
Class C	718,197	198,245	1,331,136
Class I	4,675,712	4,790,993	27,056,131
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	992,340	1,520,514	1,404,749
Class B	1,737	2,877	287
Class C	113,099	97,797	184,648
Class I	318,084	331,246	1,273,676
Cost of shares redeemed
Class A	(9,962,209)	(7,912,013)	(11,442,512)
Class B	(13,210)	(99,586)	(403)
Class C	(1,739,039)	(1,426,567)	(3,433,560)
Class I	(8,452,947)	(7,131,162)	(27,648,263)
Net asset value of shares exchanged
Class A	111,980	58,092	43,829
Class B	(111,980)	(58,092)	(43,829)
Net asset value of shares merged*
Class A	106,634	298,331	6,434
Class B	(106,634)	(298,331)	(6,434)
Net decrease in net assets from Fund share transactions	$(10,990,304)	$(6,739,635)	$(5,404,250)

Net decrease in net assets	$(11,899,630)	$(8,599,815)	$(9,115,968)

Net Assets
At beginning of year	$63,921,252	$81,929,546	$149,148,304
At end of year	$52,021,622	$73,329,731	$140,032,336

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$244,256	$(35,395)	$44,831

*	At the close of business on April 5, 2018, Class B shares were merged into Class A shares.

38	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2018

Statements of Changes in Net Assets — continued

	Year Ended July 31, 2018
Increase (Decrease) in Net Assets	New Jersey Fund	Pennsylvania Fund
From operations —
Net investment income	$5,223,276	$7,382,406
Net realized gain	1,232,251	518,984
Net change in unrealized appreciation (depreciation)	(3,848,754)	(5,891,183)
Net increase in net assets from operations	$2,606,773	$2,010,207
Distributions to shareholders —
From net investment income
Class A	$(3,554,266)	$(4,520,698)
Class B	—	(12,912)
Class C	(533,723)	(794,768)
Class I	(1,211,654)	(1,935,642)
Total distributions to shareholders	$(5,299,643)	$(7,264,020)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$5,620,283	$4,328,909
Class C	1,627,297	679,608
Class I	21,075,842	9,205,147
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	2,877,424	3,972,725
Class B	—	12,697
Class C	449,499	732,412
Class I	1,007,381	793,843
Cost of shares redeemed
Class A	(12,674,961)	(19,060,766)
Class B	—	(39,726)
Class C	(5,370,881)	(7,358,261)
Class I	(20,942,941)	(13,359,604)
Net asset value of shares exchanged
Class A	—	512,989
Class B	—	(512,989)
Net asset value of shares merged*
Class A	—	400,566
Class B	—	(400,566)
Net decrease in net assets from Fund share transactions	$(6,331,057)	$(20,093,016)

Net decrease in net assets	$(9,023,927)	$(25,346,829)

Net Assets
At beginning of year	$157,014,584	$207,240,919
At end of year	$147,990,657	$181,894,090

Accumulated undistributed net investment income included in net assets
At end of year	$1,239,482	$131,751

*	At the close of business on April 5, 2018, Class B shares of Pennsylvania Fund were merged into Class A shares.

39	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2018

Statements of Changes in Net Assets — continued

	Year Ended July 31, 2017
Increase (Decrease) in Net Assets	Arizona Fund	Connecticut Fund	Minnesota Fund
From operations —
Net investment income	$1,976,544	$2,699,085	$4,054,390
Net realized gain	379,120	196,147	751,584
Net change in unrealized appreciation (depreciation)	(2,287,707)	(3,016,574)	(5,061,650)
Net increase (decrease) in net assets from operations	$67,957	$(121,342)	$(255,676)
Distributions to shareholders —
From net investment income
Class A	$(1,345,652)	$(2,039,470)	$(1,886,366)
Class B	(5,661)	(16,254)	(3,111)
Class C	(144,310)	(154,080)	(252,387)
Class I	(466,562)	(467,839)	(1,949,737)
Total distributions to shareholders	$(1,962,185)	$(2,677,643)	$(4,091,601)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$2,654,392	$3,450,820	$10,701,859
Class B	—	6,391	—
Class C	825,261	643,514	1,309,103
Class I	10,296,673	7,175,585	46,127,270
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,190,750	1,710,215	1,757,503
Class B	4,941	7,697	3,059
Class C	123,629	111,877	227,835
Class I	173,107	270,904	999,523
Cost of shares redeemed
Class A	(9,820,617)	(12,585,129)	(21,982,145)
Class B	(2,734)	(146,197)	(19,607)
Class C	(1,324,790)	(1,713,671)	(2,462,727)
Class I	(5,520,793)	(3,639,720)	(29,934,233)
Net asset value of shares exchanged
Class A	39,385	175,899	156,013
Class B	(39,385)	(175,899)	(156,013)
Net increase (decrease) in net assets from Fund share transactions	$(1,400,181)	$(4,707,714)	$6,727,440

Net increase (decrease) in net assets	$(3,294,409)	$(7,506,699)	$2,380,163

Net Assets
At beginning of year	$67,215,661	$89,436,245	$146,768,141
At end of year	$63,921,252	$81,929,546	$149,148,304

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$241,688	$(47,519)	$44,831

40	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2018

Statements of Changes in Net Assets — continued

	Year Ended July 31, 2017
Increase (Decrease) in Net Assets	New Jersey Fund	Pennsylvania Fund
From operations —
Net investment income	$5,597,498	$7,980,211
Net realized gain	1,730,915	1,451,241
Net change in unrealized appreciation (depreciation)	(7,107,833)	(11,514,396)
Net increase (decrease) in net assets from operations	$220,580	$(2,082,944)
Distributions to shareholders —
From net investment income
Class A	$(3,832,106)	$(4,988,249)
Class B	—	(38,620)
Class C	(632,810)	(973,345)
Class I	(1,083,384)	(1,993,774)
Total distributions to shareholders	$(5,548,300)	$(7,993,988)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$9,028,569	$14,220,245
Class C	2,679,118	2,463,180
Class I	20,866,502	14,992,936
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	3,086,309	4,432,685
Class B	—	38,414
Class C	486,734	883,318
Class I	792,485	799,267
Cost of shares redeemed
Class A	(21,476,168)	(35,152,995)
Class B	—	(208,759)
Class C	(5,996,550)	(10,110,373)
Class I	(17,703,954)	(15,818,159)
Net asset value of shares exchanged
Class A	—	551,649
Class B	—	(551,649)
Net decrease in net assets from Fund share transactions	$(8,236,955)	$(23,460,241)

Net decrease in net assets	$(13,564,675)	$(33,537,173)

Net Assets
At beginning of year	$170,579,259	$240,778,092
At end of year	$157,014,584	$207,240,919

Accumulated undistributed net investment income included in net assets
At end of year	$1,350,724	$67,804

41	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2018

Financial Highlights

	Arizona Fund — Class A
	Year Ended July 31,
	2018	2017	2016	2015	2014
Net asset value — Beginning of year	$9.580	$9.840	$9.540	$9.650	$9.300

Income (Loss) From Operations
Net investment income(1)	$0.276	$0.292	$0.321	$0.346	$0.378
Net realized and unrealized gain (loss)	(0.132)	(0.262)	0.298	(0.088)	0.337

Total income from operations	$0.144	$0.030	$0.619	$0.258	$0.715

Less Distributions
From net investment income	$(0.284)	$(0.290)	$(0.319)	$(0.368)	$(0.365)

Total distributions	$(0.284)	$(0.290)	$(0.319)	$(0.368)	$(0.365)

Net asset value — End of year	$9.440	$9.580	$9.840	$9.540	$9.650

Total Return(2)	1.53%	0.35%	6.60%	2.67%	7.84%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$33,704	$40,674	$47,956	$47,736	$52,491
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.71%	0.71%	0.69%	0.72%	0.73%
Interest and fee expense(4)	—	—	—	—	0.03%
Total expenses(3)	0.71%	0.71%	0.69%	0.72%	0.76%
Net investment income	2.90%	3.05%	3.32%	3.56%	4.01%
Portfolio Turnover	8%	22%	14%	8%	4%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

42	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2018

Financial Highlights — continued

	Arizona Fund — Class C
	Year Ended July 31,
	2018	2017	2016	2015	2014
Net asset value — Beginning of year	$10.650	$10.940	$10.610	$10.730	$10.340

Income (Loss) From Operations
Net investment income(1)	$0.227	$0.245	$0.275	$0.305	$0.343
Net realized and unrealized gain (loss)	(0.140)	(0.293)	0.329	(0.097)	0.374

Total income (loss) from operations	$0.087	$(0.048)	$0.604	$0.208	$0.717

Less Distributions
From net investment income	$(0.237)	$(0.242)	$(0.274)	$(0.328)	$(0.327)

Total distributions	$(0.237)	$(0.242)	$(0.274)	$(0.328)	$(0.327)

Net asset value — End of year	$10.500	$10.650	$10.940	$10.610	$10.730

Total Return(2)	0.83%	(0.41)%	5.77%	1.93%	7.05%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$5,025	$6,025	$6,592	$5,690	$5,792
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.46%	1.46%	1.44%	1.47%	1.48%
Interest and fee expense(4)	—	—	—	—	0.03%
Total expenses(3)	1.46%	1.46%	1.44%	1.47%	1.51%
Net investment income	2.15%	2.30%	2.56%	2.83%	3.28%
Portfolio Turnover	8%	22%	14%	8%	4%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

43	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2018

Financial Highlights — continued

	Arizona Fund — Class I
	Year Ended July 31,
	2018	2017	2016	2015	2014
Net asset value —Beginning of year	$9.580	$9.830	$9.540	$9.640	$9.300

Income (Loss) From Operations
Net investment income(1)	$0.295	$0.310	$0.339	$0.368	$0.396
Net realized and unrealized gain (loss)	(0.132)	(0.251)	0.289	(0.081)	0.328

Total income from operations	$0.163	$0.059	$0.628	$0.287	$0.724

Less Distributions
From net investment income	$(0.303)	$(0.309)	$(0.338)	$(0.387)	$(0.384)

Total distributions	$(0.303)	$(0.309)	$(0.338)	$(0.387)	$(0.384)

Net asset value — End of year	$9.440	$9.580	$9.830	$9.540	$9.640

Total Return(2)	1.74%	0.65%	6.70%	2.98%	7.94%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$13,292	$16,990	$12,390	$9,759	$9,136
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.51%	0.51%	0.49%	0.52%	0.53%
Interest and fee expense(4)	—	—	—	—	0.03%
Total expenses(3)	0.51%	0.51%	0.49%	0.52%	0.56%
Net investment income	3.10%	3.24%	3.50%	3.79%	4.20%
Portfolio Turnover	8%	22%	14%	8%	4%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

44	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2018

Financial Highlights — continued

	Connecticut Fund — Class A
	Year Ended July 31,
	2018	2017	2016	2015	2014
Net asset value — Beginning of year	$10.200	$10.520	$10.240	$10.240	$9.890

Income (Loss) From Operations
Net investment income(1)	$0.324	$0.328	$0.351	$0.364	$0.386
Net realized and unrealized gain (loss)	(0.243)	(0.323)	0.276	(0.004)	0.347

Total income from operations	$0.081	$0.005	$0.627	$0.360	$0.733

Less Distributions
From net investment income	$(0.321)	$(0.325)	$(0.347)	$(0.360)	$(0.383)

Total distributions	$(0.321)	$(0.325)	$(0.347)	$(0.360)	$(0.383)

Net asset value — End of year	$9.960	$10.200	$10.520	$10.240	$10.240

Total Return(2)	0.82%	0.08%	6.22%	3.53%	7.56%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$54,900	$59,405	$68,795	$72,210	$76,772
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.73%	0.70%	0.72%	0.72%	0.71%
Interest and fee expense(4)	—	—	—	0.03%	0.07%
Total expenses(3)	0.73%	0.70%	0.72%	0.75%	0.78%
Net investment income	3.22%	3.20%	3.38%	3.52%	3.87%
Portfolio Turnover	10%	11%	7%	2%	6%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

45	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2018

Financial Highlights — continued

	Connecticut Fund — Class C
	Year Ended July 31,
	2018	2017	2016	2015	2014
Net asset value — Beginning of year	$10.160	$10.490	$10.200	$10.200	$9.860

Income (Loss) From Operations
Net investment income(1)	$0.247	$0.250	$0.271	$0.285	$0.310
Net realized and unrealized gain (loss)	(0.242)	(0.333)	0.287	(0.003)	0.337

Total income (loss) from operations	$0.005	$(0.083)	$0.558	$0.282	$0.647

Less Distributions
From net investment income	$(0.245)	$(0.247)	$(0.268)	$(0.282)	$(0.307)

Total distributions	$(0.245)	$(0.247)	$(0.268)	$(0.282)	$(0.307)

Net asset value — End of year	$9.920	$10.160	$10.490	$10.200	$10.200

Total Return(2)	0.06%	(0.77)%	5.54%	2.76%	6.67%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$4,588	$5,847	$7,020	$6,739	$6,447
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.48%	1.45%	1.47%	1.47%	1.46%
Interest and fee expense(4)	—	—	—	0.03%	0.07%
Total expenses(3)	1.48%	1.45%	1.47%	1.50%	1.53%
Net investment income	2.47%	2.45%	2.62%	2.77%	3.11%
Portfolio Turnover	10%	11%	7%	2%	6%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

46	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2018

Financial Highlights — continued

	Connecticut Fund — Class I
	Year Ended July 31,
	2018	2017	2016	2015	2014
Net asset value — Beginning of year	$10.200	$10.520	$10.240	$10.240	$9.890

Income (Loss) From Operations
Net investment income(1)	$0.344	$0.348	$0.371	$0.385	$0.406
Net realized and unrealized gain (loss)	(0.242)	(0.322)	0.276	(0.004)	0.347

Total income from operations	$0.102	$0.026	$0.647	$0.381	$0.753

Less Distributions
From net investment income	$(0.342)	$(0.346)	$(0.367)	$(0.381)	$(0.403)

Total distributions	$(0.342)	$(0.346)	$(0.367)	$(0.381)	$(0.403)

Net asset value — End of year	$9.960	$10.200	$10.520	$10.240	$10.240

Total Return(2)	1.03%	0.28%	6.43%	3.74%	7.78%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$13,842	$16,216	$12,826	$9,330	$9,987
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.53%	0.50%	0.52%	0.52%	0.51%
Interest and fee expense(4)	—	—	—	0.03%	0.07%
Total expenses(3)	0.53%	0.50%	0.52%	0.55%	0.58%
Net investment income	3.42%	3.40%	3.57%	3.71%	4.05%
Portfolio Turnover	10%	11%	7%	2%	6%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

47	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2018

Financial Highlights — continued

	Minnesota Fund — Class A
	Year Ended July 31,
	2018	2017	2016	2015	2014
Net asset value — Beginning of year	$9.480	$9.770	$9.550	$9.580	$9.230

Income (Loss) From Operations
Net investment income(1)	$0.241	$0.263	$0.288	$0.312	$0.319
Net realized and unrealized gain (loss)	(0.227)	(0.289)	0.222	(0.033)	0.349

Total income (loss) from operations	$0.014	$(0.026)	$0.510	$0.279	$0.668

Less Distributions
From net investment income	$(0.244)	$(0.264)	$(0.290)	$(0.309)	$(0.318)

Total distributions	$(0.244)	$(0.264)	$(0.290)	$(0.309)	$(0.318)

Net asset value — End of year	$9.250	$9.480	$9.770	$9.550	$9.580

Total Return(2)	0.15%	(0.22)%	5.42%	2.94%	7.36%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$56,760	$62,310	$74,061	$71,598	$73,246
Ratios (as a percentage of average daily net assets):
Expenses(3)	0.69%	0.70%	0.69%	0.71%	0.71%
Net investment income	2.57%	2.77%	2.98%	3.24%	3.40%
Portfolio Turnover	20%	23%	12%	2%	4%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

48	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2018

Financial Highlights — continued

	Minnesota Fund — Class C
	Year Ended July 31,
	2018	2017	2016	2015	2014
Net asset value — Beginning of year	$10.200	$10.500	$10.270	$10.300	$9.920

Income (Loss) From Operations
Net investment income(1)	$0.184	$0.206	$0.231	$0.257	$0.268
Net realized and unrealized gain (loss)	(0.247)	(0.298)	0.233	(0.032)	0.378

Total income (loss) from operations	$(0.063)	$(0.092)	$0.464	$0.225	$0.646

Less Distributions
From net investment income	$(0.187)	$(0.208)	$(0.234)	$(0.255)	$(0.266)

Total distributions	$(0.187)	$(0.208)	$(0.234)	$(0.255)	$(0.266)

Net asset value — End of year	$9.950	$10.200	$10.500	$10.270	$10.300

Total Return(2)	(0.62)%	(0.85)%	4.57%	2.19%	6.60%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$9,484	$11,668	$12,990	$11,636	$11,098
Ratios (as a percentage of average daily net assets):
Expenses(3)	1.44%	1.45%	1.44%	1.46%	1.47%
Net investment income	1.82%	2.02%	2.23%	2.48%	2.66%
Portfolio Turnover	20%	23%	12%	2%	4%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

49	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2018

Financial Highlights — continued

	Minnesota Fund — Class I
	Year Ended July 31,
	2018	2017	2016	2015	2014
Net asset value — Beginning of year	$9.480	$9.770	$9.550	$9.580	$9.230

Income (Loss) From Operations
Net investment income(1)	$0.260	$0.280	$0.304	$0.330	$0.337
Net realized and unrealized gain (loss)	(0.227)	(0.287)	0.225	(0.031)	0.349

Total income (loss) from operations	$0.033	$(0.007)	$0.529	$0.299	$0.686

Less Distributions
From net investment income	$(0.263)	$(0.283)	$(0.309)	$(0.329)	$(0.336)

Total distributions	$(0.263)	$(0.283)	$(0.309)	$(0.329)	$(0.336)

Net asset value — End of year	$9.250	$9.480	$9.770	$9.550	$9.580

Total Return(2)	0.36%	(0.02)%	5.63%	3.15%	7.57%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$73,789	$75,120	$59,486	$37,542	$25,888
Ratios (as a percentage of average daily net assets):
Expenses(3)	0.49%	0.50%	0.49%	0.51%	0.51%
Net investment income	2.77%	2.96%	3.15%	3.43%	3.60%
Portfolio Turnover	20%	23%	12%	2%	4%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

50	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2018

Financial Highlights — continued

	New Jersey Fund — Class A
	Year Ended July 31,
	2018	2017	2016	2015	2014
Net asset value — Beginning of year	$9.230	$9.520	$9.240	$9.310	$9.010

Income (Loss) From Operations
Net investment income(1)	$0.317	$0.326	$0.339	$0.337	$0.357
Net realized and unrealized gain (loss)	(0.146)	(0.293)	0.277	(0.072)	0.299

Total income from operations	$0.171	$0.033	$0.616	$0.265	$0.656

Less Distributions
From net investment income	$(0.321)	$(0.323)	$(0.336)	$(0.335)	$(0.356)

Total distributions	$(0.321)	$(0.323)	$(0.336)	$(0.335)	$(0.356)

Net asset value — End of year	$9.080	$9.230	$9.520	$9.240	$9.310

Total Return(2)	1.89%	0.41%	6.78%	2.86%	7.43%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$98,224	$104,121	$117,155	$120,659	$135,265
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.73%	0.72%	0.72%	0.73%	0.74%
Interest and fee expense(4)	—	0.01%	0.03%	0.02%	0.03%
Total expenses(3)	0.73%	0.73%	0.75%	0.75%	0.77%
Net investment income	3.47%	3.53%	3.62%	3.60%	3.92%
Portfolio Turnover	13%	14%	17%	8%	16%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

51	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2018

Financial Highlights — continued

	New Jersey Fund — Class C
	Year Ended July 31,
	2018	2017	2016	2015	2014
Net asset value — Beginning of year	$9.630	$9.930	$9.640	$9.710	$9.400

Income (Loss) From Operations
Net investment income(1)	$0.259	$0.267	$0.280	$0.278	$0.300
Net realized and unrealized gain (loss)	(0.155)	(0.302)	0.288	(0.072)	0.310

Total income (loss) from operations	$0.104	$(0.035)	$0.568	$0.206	$0.610

Less Distributions
From net investment income	$(0.264)	$(0.265)	$(0.278)	$(0.276)	$(0.300)

Total distributions	$(0.264)	$(0.265)	$(0.278)	$(0.276)	$(0.300)

Net asset value — End of year	$9.470	$9.630	$9.930	$9.640	$9.710

Total Return(2)	1.10%	(0.32)%	5.97%	2.13%	6.59%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$17,481	$21,115	$24,731	$23,141	$24,442
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.48%	1.47%	1.47%	1.48%	1.49%
Interest and fee expense(4)	—	0.01%	0.03%	0.02%	0.03%
Total expenses(3)	1.48%	1.48%	1.50%	1.50%	1.52%
Net investment income	2.72%	2.78%	2.86%	2.85%	3.16%
Portfolio Turnover	13%	14%	17%	8%	16%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

52	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2018

Financial Highlights — continued

	New Jersey Fund — Class I
	Year Ended July 31,
	2018	2017	2016	2015	2014
Net asset value — Beginning of year	$9.230	$9.520	$9.240	$9.310	$9.010

Income (Loss) From Operations
Net investment income(1)	$0.335	$0.345	$0.357	$0.355	$0.372
Net realized and unrealized gain (loss)	(0.146)	(0.293)	0.278	(0.071)	0.302

Total income from operations	$0.189	$0.052	$0.635	$0.284	$0.674

Less Distributions
From net investment income	$(0.339)	$(0.342)	$(0.355)	$(0.354)	$(0.374)

Total distributions	$(0.339)	$(0.342)	$(0.355)	$(0.354)	$(0.374)

Net asset value — End of year	$9.080	$9.230	$9.520	$9.240	$9.310

Total Return(2)	2.09%	0.61%	7.00%	3.07%	7.64%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$32,285	$31,778	$28,693	$24,873	$20,179
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.53%	0.52%	0.52%	0.53%	0.53%
Interest and fee expense(4)	—	0.01%	0.03%	0.02%	0.03%
Total expenses(3)	0.53%	0.53%	0.55%	0.55%	0.56%
Net investment income	3.66%	3.74%	3.80%	3.80%	4.07%
Portfolio Turnover	13%	14%	17%	8%	16%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

53	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2018

Financial Highlights — continued

	Pennsylvania Fund — Class A
	Year Ended July 31,
	2018	2017	2016	2015	2014
Net asset value — Beginning of year	$8.730	$9.110	$8.900	$8.950	$8.750

Income (Loss) From Operations
Net investment income(1)	$0.334	$0.323	$0.345	$0.355	$0.375
Net realized and unrealized gain (loss)	(0.236)	(0.379)	0.207	(0.053)	0.197

Total income (loss) from operations	$0.098	$(0.056)	$0.552	$0.302	$0.572

Less Distributions
From net investment income	$(0.328)	$(0.324)	$(0.342)	$(0.352)	$(0.372)

Total distributions	$(0.328)	$(0.324)	$(0.342)	$(0.352)	$(0.372)

Net asset value — End of year	$8.500	$8.730	$9.110	$8.900	$8.950

Total Return(2)	1.16%	(0.58)%	6.32%	3.41%	6.68%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$112,508	$125,579	$147,706	$140,411	$147,461
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.75%	0.73%	0.73%	0.75%	0.74%
Interest and fee expense(4)	0.05%	0.04%	0.04%	0.03%	0.04%
Total expenses(3)	0.80%	0.77%	0.77%	0.78%	0.78%
Net investment income	3.89%	3.67%	3.84%	3.95%	4.25%
Portfolio Turnover	9%	4%	8%	5%	4%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

54	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2018

Financial Highlights — continued

	Pennsylvania Fund — Class C
	Year Ended July 31,
	2018	2017	2016	2015	2014
Net asset value — Beginning of year	$9.040	$9.430	$9.220	$9.270	$9.060

Income (Loss) From Operations
Net investment income(1)	$0.279	$0.266	$0.287	$0.298	$0.319
Net realized and unrealized gain (loss)	(0.246)	(0.389)	0.208	(0.053)	0.208

Total income (loss) from operations	$0.033	$(0.123)	$0.495	$0.245	$0.527

Less Distributions
From net investment income	$(0.273)	$(0.267)	$(0.285)	$(0.295)	$(0.317)

Total distributions	$(0.273)	$(0.267)	$(0.285)	$(0.295)	$(0.317)

Net asset value — End of year	$8.800	$9.040	$9.430	$9.220	$9.270

Total Return(2)	0.39%	(1.28)%	5.44%	2.66%	5.92%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$22,991	$29,651	$38,004	$32,695	$32,342
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.50%	1.48%	1.48%	1.50%	1.49%
Interest and fee expense(4)	0.05%	0.04%	0.04%	0.03%	0.04%
Total expenses(3)	1.55%	1.52%	1.52%	1.53%	1.53%
Net investment income	3.13%	2.92%	3.08%	3.20%	3.49%
Portfolio Turnover	9%	4%	8%	5%	4%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

55	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2018

Financial Highlights — continued

	Pennsylvania Fund — Class I
	Year Ended July 31,
	2018	2017	2016	2015	2014
Net asset value — Beginning of year	$8.760	$9.140	$8.940	$8.990	$8.790

Income (Loss) From Operations
Net investment income(1)	$0.352	$0.342	$0.365	$0.375	$0.393
Net realized and unrealized gain (loss)	(0.235)	(0.380)	0.197	(0.053)	0.198

Total income (loss) from operations	$0.117	$(0.038)	$0.562	$0.322	$0.591

Less Distributions
From net investment income	$(0.347)	$(0.342)	$(0.362)	$(0.372)	$(0.391)

Total distributions	$(0.347)	$(0.342)	$(0.362)	$(0.372)	$(0.391)

Net asset value — End of year	$8.530	$8.760	$9.140	$8.940	$8.990

Total Return(2)	1.37%	(0.36)%	6.40%	3.62%	6.88%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$46,396	$51,055	$53,322	$49,036	$39,754
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.55%	0.53%	0.53%	0.55%	0.54%
Interest and fee expense(4)	0.05%	0.04%	0.04%	0.03%	0.04%
Total expenses(3)	0.60%	0.57%	0.57%	0.58%	0.58%
Net investment income	4.09%	3.88%	4.03%	4.15%	4.43%
Portfolio Turnover	9%	4%	8%	5%	4%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

56	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2018

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Municipals Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of eighteen funds, five of which, each non-diversified, are included in these financial statements. They include Eaton Vance Arizona Municipal Income Fund (Arizona Fund), Eaton Vance Connecticut Municipal Income Fund (Connecticut Fund), Eaton Vance Minnesota Municipal Income Fund (Minnesota Fund), Eaton Vance New Jersey Municipal Income Fund (New Jersey Fund) and Eaton Vance Pennsylvania Municipal Income Fund (Pennsylvania Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds’ investment objective is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The Funds offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. The Arizona Fund, Connecticut Fund, Minnesota Fund and Pennsylvania Fund previously offered Class B shares, which beginning January 1, 2012, were only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Class B shares of Arizona Fund, Connecticut Fund, Minnesota Fund and Pennsylvania Fund automatically converted to Class A shares eight years after their purchase as described in each Fund’s prospectus. At the close of business on April 5, 2018, Class B shares of Arizona Fund, Connecticut Fund, Minnesota Fund and Pennsylvania Fund were merged into Class A shares of Arizona Fund, Connecticut Fund, Minnesota Fund and Pennsylvania Fund, respectively. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of July 31, 2018, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

57

Eaton Vance

Municipal Income Funds

July 31, 2018

Notes to Financial Statements — continued

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

H  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 10) at July 31, 2018. Interest expense related to a Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At July 31, 2018, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

Pennsylvania Fund

Floating Rate Notes Outstanding	$4,999,988
Interest Rate or Range of Interest Rates (%)	1.09
Collateral for Floating Rate Notes Outstanding	$7,401,812

For the year ended July 31, 2018, the Funds’ average settled Floating Rate Notes outstanding and the average interest rate including fees were as follows:

Pennsylvania Fund

Average Floating Rate Notes Outstanding	$5,000,000
Average Interest Rate	1.90%

In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of July 31, 2018.

58

Eaton Vance

Municipal Income Funds

July 31, 2018

Notes to Financial Statements — continued

The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

I  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

2  Distributions to Shareholders and Income Tax Information

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards from prior years) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended July 31, 2018 and July 31, 2017 was as follows:

	Year Ended July 31, 2018
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Distributions declared from:
Tax-exempt income	$1,678,960	$2,446,665	$3,872,294	$5,096,275	$7,149,164
Ordinary income	$38,187	$8,661	$45,954	$203,368	$114,856

	Year Ended July 31, 2017
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Distributions declared from:
Tax-exempt income	$1,962,185	$2,676,303	$4,052,510	$5,274,091	$7,920,264
Ordinary income	$—	$1,340	$39,091	$274,209	$73,724

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July 31, 2018

Notes to Financial Statements — continued

During the year ended July 31, 2018, the following amounts were reclassified due to expired capital loss carryforwards, the tax treatment of distributions in excess of net tax-exempt income and differences between book and tax accounting, primarily for accretion of market discount and premium amortization.

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Change in:
Paid-in capital	$(3,244,191)	$(2,395,448)	$(1,523,293)	$(20,873,952)	$(10,375,222)
Accumulated net realized loss	$3,189,787	$2,397,680	$1,468,511	$20,908,827	$10,429,661
Accumulated undistributed (distributions in excess of) net investment income	$54,404	$(2,232)	$54,782	$(34,875)	$(54,439)

These reclassifications had no effect on the net assets or net asset value per share of the Funds.

As of July 31, 2018, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Undistributed tax-exempt income	$261,105	$—	$122,890	$1,310,331	$282,589
Capital loss carryforwards and deferred capital losses	$—	$(1,673,540)	$(857,375)	$(9,049,665)	$(22,739,607)
Net unrealized appreciation	$2,677,583	$3,204,998	$2,095,140	$6,415,306	$8,714,956
Other temporary differences	$(16,849)	$(35,395)	$(78,059)	$(70,849)	$(150,838)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to futures contracts, residual interest bonds, accretion of market discount, premium amortization and the timing of recognizing distributions to shareholders.

At July 31, 2018, the following Funds, for federal income tax purposes, had capital loss carryforwards and deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of a Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. The amounts and expiration dates of the capital loss carryforwards, whose character is short-term, and the amounts of the deferred capital losses are as follows:

Expiration Date	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
July 31, 2019	$—	$685,091	$723,202	$3,741,998	$10,492,996

Total capital loss carryforwards	$—	$685,091	$723,202	$3,741,998	$10,492,996

Deferred capital losses:
Short-term	$—	$988,449	$134,173	$4,166,754	$5,380,145
Long-term	$—	$—	$—	$1,140,913	$6,866,466

During the year ended July 31, 2018, capital loss carryforwards of $227,516 were utilized to offset net realized gains by the Arizona Fund.

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Notes to Financial Statements — continued

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of each Fund at July 31, 2018, as determined on a federal income tax basis, were as follows:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Aggregate cost	$47,573,250	$64,896,359	$135,391,974	$138,223,492	$172,256,329

Gross unrealized appreciation	$2,870,511	$3,395,236	$3,494,648	$6,822,595	$11,610,700
Gross unrealized depreciation	(192,928)	(190,238)	(1,399,508)	(407,289)	(2,895,744)

Net unrealized appreciation	$2,677,583	$3,204,998	$2,095,140	$6,415,306	$8,714,956

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

Daily Net Assets	Annual Asset Rate	Daily Income Rate
Up to $20 million	0.10%	1.00%
$20 million up to $40 million	0.20	2.00
$40 million up to $500 million	0.30	3.00

On average daily net assets of $500 million or more, the rates are reduced.

For the year ended July 31, 2018, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Investment Adviser Fee	$155,934	$238,764	$507,482	$568,312	$756,983
Effective Annual Rate	0.27%	0.31%	0.34%	0.37%	0.39%

EVM serves as the administrator of each Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD for the year ended July 31, 2018 were as follows:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

EVM’s Sub-Transfer Agent Fees	$4,013	$10,168	$14,408	$15,178	$20,553
EVD’s Class A Sales Charges	$5,099	$7,554	$3,407	$6,419	$10,313

Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended July 31, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

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4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the year ended July 31, 2018 for Class A shares amounted to the following:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Class A Distribution and Service Fees	$74,350	$113,569	$116,240	$202,157	$236,525

Each Fund also has in effect distribution plans for Class B shares (Class B Plan) and/or Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, each Fund paid/pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective Funds. For the year ended July 31, 2018, the Funds paid or accrued to EVD the following distribution fees:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Class B Distribution Fees	$781	$2,176	$121	$—	$3,226
Class C Distribution Fees	$43,186	$39,140	$80,034	$144,534	$194,237

The Class B and Class C Plans also authorize the Funds to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class B and Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended July 31, 2018 amounted to the following:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Class B Service Fees	$208	$580	$32	$—	$860
Class C Service Fees	$11,516	$10,437	$21,342	$38,543	$51,797

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d) and for Class B, were further limited to a 5% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class C shares made within one year of purchase and, prior to the close of business on April 5, 2018, on redemptions of Arizona Fund, Connecticut Fund, Minnesota Fund and Pennsylvania Fund Class B shares made within six years of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares was imposed at declining rates that began at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the year ended July 31, 2018, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A, Class B and Class C shareholders:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Class A	$—	$—	$—	$—	$—
Class B	$—	$—	$—	$—	$—
Class C	$100	$300	$600	$3,000	$1,000

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Notes to Financial Statements — continued

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the year ended July 31, 2018 were as follows:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Purchases	$4,669,090	$7,491,479	$27,743,052	$19,635,640	$18,401,524
Sales	$13,281,133	$17,077,615	$28,324,838	$28,578,253	$39,077,529

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

Arizona Fund
	Year Ended July 31, 2018
	Class A	Class B(1)	Class C	Class I

Sales	249,531	—	67,846	491,756
Issued to shareholders electing to receive payments of distributions in Fund shares	104,635	164	10,726	33,576
Redemptions	(1,053,523)	(1,235)	(165,480)	(891,157)
Exchange from Class B shares	11,735	—	—	—
Exchange to Class A shares	—	(10,558)	—	—
Merger from Class B shares	11,342	—	—	—
Merger to Class A shares	—	(10,205)	—	—

Net decrease	(676,280)	(21,834)	(86,908)	(365,825)

	Year Ended July 31, 2017
	Class A	Class B	Class C	Class I

Sales	275,658	—	76,962	1,078,481
Issued to shareholders electing to receive payments of distributions in Fund shares	124,548	465	11,631	18,125
Redemptions	(1,034,719)	(257)	(125,784)	(583,119)
Exchange from Class B shares	4,164	—	—	—
Exchange to Class A shares	—	(3,747)	—	—

Net increase (decrease)	(630,349)	(3,539)	(37,191)	513,487

(1)	At the close of business on April 5, 2018, Class B shares of Arizona Fund were merged into Class A shares.

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Notes to Financial Statements — continued

Connecticut Fund
	Year Ended July 31, 2018
	Class A	Class B(1)	Class C	Class I

Sales	287,983	289	19,718	477,978
Issued to shareholders electing to receive payments of distributions in Fund shares	151,595	287	9,783	33,029
Redemptions	(787,576)	(10,063)	(142,526)	(711,103)
Exchange from Class B shares	5,767	—	—	—
Exchange to Class A shares	—	(5,792)	—	—
Merger from Class B shares	30,050	—	—	—
Merger to Class A shares	—	(30,191)	—	—

Net decrease	(312,181)	(45,470)	(113,025)	(200,096)

	Year Ended July 31, 2017
	Class A	Class B	Class C	Class I

Sales	335,926	627	62,829	702,939
Issued to shareholders electing to receive payments of distributions in Fund shares	167,043	755	10,968	26,474
Redemptions	(1,232,667)	(14,458)	(167,932)	(358,169)
Exchange from Class B shares	17,325	—	—	—
Exchange to Class A shares	—	(17,400)	—	—

Net increase (decrease)	(712,373)	(30,476)	(94,135)	371,244

(1)	At the close of business on April 5, 2018, Class B shares of Connecticut Fund were merged into Class A shares.

Minnesota Fund
	Year Ended July 31, 2018
	Class A	Class B(1)	Class C	Class I

Sales	629,371	—	132,593	2,885,704
Issued to shareholders electing to receive payments of distributions in Fund shares	150,407	28	18,382	136,471
Redemptions	(1,218,930)	(42)	(341,659)	(2,965,746)
Exchange from Class B shares	4,633	—	—	—
Exchange to Class A shares	—	(4,305)	—	—
Merger from Class B shares	696	—	—	—
Merger to Class A shares	—	(647)	—	—

Net increase (decrease)	(433,823)	(4,966)	(190,684)	56,429

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Notes to Financial Statements — continued

	Year Ended July 31, 2017
	Class A	Class B	Class C	Class I

Sales	1,135,326	—	127,534	4,911,535
Issued to shareholders electing to receive payments of distributions in Fund shares	185,819	300	22,403	105,706
Redemptions	(2,350,987)	(1,917)	(242,592)	(3,186,883)
Exchange from Class B shares	16,603	—	—	—
Exchange to Class A shares	—	(15,439)	—	—

Net increase (decrease)	(1,013,239)	(17,056)	(92,655)	1,830,358

(1)	At the close of business on April 5, 2018, Class B shares of Minnesota Fund were merged into Class A shares.

New Jersey Fund
	Year Ended July 31, 2018
	Class A	Class B	Class C	Class I

Sales	613,867	—	170,804	2,302,065
Issued to shareholders electing to receive payments of distributions in Fund shares	315,489	—	47,221	110,440
Redemptions	(1,388,011)	—	(564,547)	(2,298,670)

Net increase (decrease)	(458,655)	—	(346,522)	113,835

	Year Ended July 31, 2017
	Class A	Class B	Class C	Class I

Sales	979,595	—	278,271	2,279,654
Issued to shareholders electing to receive payments of distributions in Fund shares	334,824	—	50,626	85,979
Redemptions	(2,341,193)	—	(626,334)	(1,937,002)

Net increase (decrease)	(1,026,774)	—	(297,437)	428,631

Pennsylvania Fund
	Year Ended July 31, 2018
	Class A	Class B(1)	Class C	Class I

Sales	503,731	—	76,511	1,067,282
Issued to shareholders electing to receive payments of distributions in Fund shares	463,417	1,421	82,469	92,235
Redemptions	(2,218,776)	(4,473)	(826,248)	(1,546,682)
Exchange from Class B shares	59,168	—	—	—
Exchange to Class A shares	—	(57,165)	—	—
Merger from Class B shares	47,172	—	—	—
Merger to Class A shares	—	(45,574)	—	—

Net decrease	(1,145,288)	(105,791)	(667,268)	(387,165)

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Notes to Financial Statements — continued

	Year Ended July 31, 2017
	Class A	Class B	Class C	Class I

Sales	1,630,865	—	269,923	1,710,819
Issued to shareholders electing to receive payments of distributions in Fund shares	505,225	4,227	97,219	90,790
Redemptions	(4,035,081)	(22,971)	(1,117,582)	(1,809,100)
Exchange from Class B shares	62,798	—	—	—
Exchange to Class A shares	—	(60,652)	—	—

Net decrease	(1,836,193)	(79,396)	(750,440)	(7,491)

(1)	At the close of business on April 5, 2018, Class B shares of Pennsylvania Fund were merged into Class A shares.

8  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. At July 31, 2018, the Minnesota Fund had a balance outstanding pursuant to this line of credit of $100,000 at an interest rate of 2.91%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at July 31, 2018. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 10) at July 31, 2018. The Funds’ average borrowings or allocated fees during the year ended July 31, 2018 were not significant.

9  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at July 31, 2018 is included in the Portfolio of Investments. At July 31, 2018, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Funds enter into U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at July 31, 2018 were as follows:

	Arizona Fund		Connecticut Fund

Liability Derivative:
Futures Contracts	$(15,813	)(1)	$(7,116	)(1)

Total	$(15,813)		$(7,116)

(1)

Amount represents cumulative unrealized depreciation on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts, as applicable.

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The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended July 31, 2018 was as follows:

	Arizona Fund		Connecticut Fund		Minnesota Fund		Pennsylvania Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$66,791	(1)	$51,001	(1)	$(96,191	)(1)	$(3,908	)(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$15,946	(2)	$1,051	(2)	$28,129	(2)	$13,611	(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional cost of futures contracts outstanding during the year ended July 31, 2018, which is indicative of the volume of this derivative type, was approximately as follows:

	Arizona Fund	Connecticut Fund	Minnesota Fund	Pennsylvania Fund

Average Notional Cost:
Futures Contracts — Short	$3,153,000	$1,340,000	$363,000	$1,067,000

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2018, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

Arizona Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$50,250,833	$—	$50,250,833

Total Investments	$—	$50,250,833	$—	$50,250,833

Liability Description

Futures Contracts	$(15,813)	$—	$—	$(15,813)

Total	$(15,813)	$—	$—	$(15,813)

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Notes to Financial Statements — continued

Connecticut Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$68,101,357	$—	$68,101,357

Total Investments	$—	$68,101,357	$—	$68,101,357

Liability Description

Futures Contracts	$(7,116)	$—	$—	$(7,116)

Total	$(7,116)	$—	$—	$(7,116)

Minnesota Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$137,487,114	$—	$137,487,114

Total Investments	$—	$137,487,114	$—	$137,487,114

New Jersey Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$139,362,243	$—	$139,362,243
Taxable Municipal Securities	—	5,276,555	—	5,276,555

Total Investments	$—	$144,638,798	$—	$144,638,798

Pennsylvania Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$185,899,029	$—	$185,899,029
Taxable Municipal Securities	—	72,244	—	72,244

Total Investments	$—	$185,971,273	$—	$185,971,273

At July 31, 2018, there were no investments transferred between Level 1 and Level 2 during the year then ended.

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July 31, 2018

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Municipals Trust and Shareholders of Eaton Vance Arizona Municipal Income Fund, Eaton Vance Connecticut Municipal Income Fund, Eaton Vance Minnesota Municipal Income Fund, Eaton Vance New Jersey Municipal Income Fund and Eaton Vance Pennsylvania Municipal Income Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Eaton Vance Arizona Municipal Income Fund, Eaton Vance Connecticut Municipal Income Fund, Eaton Vance Minnesota Municipal Income Fund, Eaton Vance New Jersey Municipal Income Fund and Eaton Vance Pennsylvania Municipal Income Fund (collectively, the “Funds”) (certain of the funds constituting Eaton Vance Municipals Trust), including the portfolios of investments, as of July 31, 2018, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2018, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2018, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

September 18, 2018

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

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Eaton Vance

Municipal Income Funds

July 31, 2018

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2019 will show the tax status of all distributions paid to your account in calendar year 2018. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding exempt-interest dividends.

Exempt-Interest Dividends.  For the fiscal year ended July 31, 2018, the Funds designate the following percentages of distributions from net investment income as exempt-interest dividends:

Arizona Municipal Income Fund	97.78%
Connecticut Municipal Income Fund	99.65%
Minnesota Municipal Income Fund	98.83%
New Jersey Municipal Income Fund	96.16%
Pennsylvania Municipal Income Fund	98.42%

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Eaton Vance

Municipal Income Funds

July 31, 2018

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 24, 2018, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2018. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the fund’s investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

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Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2018, with respect to one or more funds, the Board met seven times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and nine times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreements of the following funds:

•	Eaton Vance Arizona Municipal Income Fund

•	Eaton Vance Connecticut Municipal Income Fund

•	Eaton Vance Minnesota Municipal Income Fund

•	Eaton Vance New Jersey Municipal Income Fund

•	Eaton Vance Pennsylvania Municipal Income Fund

(the “Funds”), each with Boston Management and Research (the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds. In particular, the Board considered, where relevant, the abilities and experience of the Adviser’s investment professionals in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. The Board considered the Adviser’s municipal bond team, which includes investment professionals and credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the

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Board of Trustees’ Contract Approval — continued

reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including each Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Funds, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Funds.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

Fund Performance

The Board compared each Fund’s investment performance to that of comparable funds and appropriate benchmark indices, and, where relevant, a customized peer group of similarly managed funds, and assessed each Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2017 for each Fund.

In this regard, the Board noted each Fund’s performance relative to its peer group, custom peer group, if applicable, and primary and secondary benchmark indexes for the three-year period, as follows:

Fund	Performance Relative to:
	Median of Peers	Median of Custom Peers	Primary Index	Secondary Index
Eaton Vance Arizona Municipal Income Fund	Higher	Equal	Lower	Lower
Eaton Vance Connecticut Municipal Income Fund	Higher	Higher	Lower	Lower
Eaton Vance Minnesota Municipal Income Fund	Lower	n/a	Lower	Lower
Eaton Vance New Jersey Municipal Income Fund	Higher	n/a	Lower	Lower
Eaton Vance Pennsylvania Municipal Income Fund	Lower	n/a	Lower	Lower

The Board considered, among other things, the Adviser’s efforts to generate competitive levels of tax exempt current income over time through investments that, relative to its comparable funds, focus on higher quality municipal bonds with longer maturities. On the basis of the foregoing, the performance of the Eaton Vance Pennsylvania Municipal Income Fund over other periods and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory. In considering the performance of the Eaton Vance Minnesota Municipal Income Fund, the Board noted that an overweight to short maturity pre-refunded bonds and an underweight to bonds with maturities longer than 22 years were the primary detractors from the Fund’s performance relative to its benchmark. With respect to all other Funds, the Board concluded that the performance of each Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by each Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered each Fund’s management fees and total expense ratio for the one year period ended September 30, 2017, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

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Board of Trustees’ Contract Approval — continued

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Funds and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of each Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that each Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of each Fund, the structure of each advisory fee, which includes breakpoints at several asset levels, will allow each Fund to continue to benefit from any economies of scale in the future.

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Management and Organization

Fund Management.  The Trustees of Eaton Vance Municipals Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Funds’ principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 174 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 174 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. None

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989); Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

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Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson); 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) None.

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006). Ms. Taggart has apprised the Board of Trustees that she intends to retire as a Trustee of all Eaton Vance Funds effective December 31, 2018.

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009).

Scott E. Wennerholm 1959	Trustee	2016

Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None

Name and Year of Birth	Position(s) with the Trust	Officer Since(3)	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

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Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Officer Since(3)	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Funds includes additional information about the Trustees and officers of the Funds and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

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IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

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313    7.31.18

Eaton Vance

Municipal Opportunities Fund

Annual Report

July 31, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report July 31, 2018

Eaton Vance

Municipal Opportunities Fund

Table of Contents

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	33

Federal Tax Information	34

Board of Trustees’ Contract Approval	35

Management and Organization	38

Important Notices	41

Eaton Vance

Municipal Opportunities Fund

July 31, 2018

Management’s Discussion of Fund Performance1

Economic and Market Conditions

The fiscal year that began on August 1, 2017 was characterized by a flattening of the municipal bond yield curve. Long-term interest rates drifted downward from August through October 2017 — despite the Federal Reserve Board (the Fed) rate hikes in March and June 2017 that put upward pressure on short-term rates. Mixed U.S. economic data, including anemic inflation, put downward pressure on long-term rates that increased as 2017 wore on.

In November and December 2017, however, the municipal market experienced considerable volatility after the GOP-controlled House and Senate released and then passed new tax legislation. The most significant change to the municipals market was the elimination of an issuer’s ability to refinance debt prior to its call date through the issuance of advanced refunding bonds — which accounted for just under 20% of new issuance over the past 10 years. As a result, December 2017 witnessed the largest-ever one-month issuance of new municipal debt, as issuers rushed to beat the December 31, 2017 deadline. Investors sold short maturity bonds to buy new-issue longer maturity bonds in anticipation of lower supply going forward. The net result was rising prices on longer-term debt that drove more flattening of the yield curve in December 2017.

But as the new year began, bond prices reversed direction. In January 2018, signs of increasing inflation, higher wage growth, and fears that the new tax legislation might overheat the economy pushed interest rates up and caused longer-term bond prices to decline. Rates rose higher in February as incoming Fed chairman Jerome Powell suggested the strength of the U.S. economy might warrant four interest rate hikes in 2018 — one more than previously projected.

Upward pressure on short-term rates continued in March and June 2018 as the Fed delivered its first two hikes of the year. At the long end of the curve, however, fluctuating perceptions of geopolitical risk were a primary driver of rates from April 2018 through the end of the period. Investors toggled between optimism about economic growth and a potential detente between the U.S. and North Korea and concern that the U.S. was initiating a global trade war. Meanwhile, ongoing lower yields for German and Japanese bonds, compared with U.S. Treasurys, weighed on longer-term U.S. yields. The net result was a continued flattening of the yield curve, as the spread between two-year and 10-year Treasury rates narrowed significantly.

For the 12-month period, the Bloomberg Barclays Municipal Bond Index (the Index),2 a broad measure of the asset class, returned 0.99%. For the period as a whole, the municipal bond yield curve flattened. Rates for AAA-rated6 bonds rose across the curve, but rate increases were greater at the short end of the curve than the long end. On a price basis, longer maturities in general outperformed shorter maturities, and lower-rated bonds generally outperformed higher-rated issues. At the short end of the curve, municipal bonds outperformed comparable U.S. Treasurys, while in the 30-year area of the curve, municipals slightly underperformed U.S. Treasurys.

Fund Performance

For the fiscal year ended July 31, 2018, Eaton Vance Municipal Opportunities Fund (the Fund) Class A shares at net asset value (NAV) had a total return of 1.41%, outperforming the 0.99% return of the Fund’s benchmark, the Index.

In seeking to achieve its primary objective of maximizing after-tax total return, the Fund employs a flexible investment strategy that allows it to seek opportunities virtually anywhere on the yield curve and anywhere on the credit curve, across different sectors and different state issuers. Management has the ability to be opportunistic in pursuing the Fund’s after-tax total return objective, trading holdings whenever opportunities arise, with the ability to invest up to 20% of net assets in debt obligations other than tax-exempt municipal bonds, including (but not limited to) taxable municipal obligations, U.S. Treasury securities and obligations of the U.S. Government, its agencies and instrumentalities. Up to 50% of the Fund’s net assets may be invested in below-investment-grade securities. The Fund may also hedge interest rate risk and hold leveraged investments.

For the 12-month period, the primary contributors to performance versus the Index included security selection and an overweight, relative to the Index, in the health care sector; security selection and an overweight in Illinois bonds; and security selection and an overweight in insured Puerto Rico bonds. The Fund’s insured Puerto Rico holdings were insured by various municipal bond insurers. It should be noted that most uninsured bonds issued by the Commonwealth of Puerto Rico and its various conduit issuers were no longer included in the Index. As Puerto Rico continued to deal with an ongoing fiscal crisis, bonds issued by its various legal entities were impacted by a number of factors throughout the period, including monetary default. As the period ended, Puerto Rico continued to negotiate with creditors and address its current debt structure under the Puerto Rico Oversight, Management, and Economic Stability Act passed by the U.S. Congress.

While the Fund did not employ leverage during the period, the Fund’s hedging strategy also contributed modestly to the

Fund’s performance relative to the Index (which does not employ leverage). As a risk management tactic within the Fund’s overall strategy, interest rate hedging is intended to moderate performance on both the upside and the downside of the market. During the period, long maturity Treasury yields increased and prices declined, providing positive returns for the Fund’s short position Treasury hedge.

In contrast, detractors from performance relative to the Index included security selection in zero-coupon bonds; security selection in AA-rated bonds; and an underweight in bonds with 17 or more years remaining to maturity.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Municipal Opportunities Fund

July 31, 2018

Performance2,3

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Class A at NAV	05/31/2011	05/31/2011	1.41%	5.19%	5.01%
Class A with 4.75% Maximum Sales Charge	—	—	–3.43	4.17	4.30
Class C at NAV	08/18/2014	05/31/2011	0.57	4.52	4.55
Class C with 1% Maximum Sales Charge	—	—	–0.42	4.52	4.55
Class I at NAV	05/31/2011	05/31/2011	1.67	5.47	5.30
Bloomberg Barclays Municipal Bond Index	—	—	0.99%	3.76%	3.93%

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
			0.96%	1.71%	0.71%

% Distribution Rates/Yields[5]			Class A	Class C	Class I
Distribution Rate			2.28%	1.53%	2.53%
Taxable-Equivalent Distribution Rate			3.85	2.58	4.27
SEC 30-day Yield			2.05	1.41	2.40
Taxable-Equivalent SEC 30-day Yield			3.47	2.38	4.06

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment[3]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	05/31/2011	$13,755	N.A.
Class I	$250,000	05/31/2011	$362,090	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Municipal Opportunities Fund

July 31, 2018

Fund Profile

Credit Quality (% of total investments)6

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Municipal Opportunities Fund

July 31, 2018

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Bloomberg Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class C is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[4]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
[5]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[6]

Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

5

Eaton Vance

Municipal Opportunities Fund

July 31, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2018 – July 31, 2018).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (2/1/18)	Ending Account Value (7/31/18)	Expenses Paid During Period* (2/1/18 – 7/31/18)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,014.80	$4.65	0.93%
Class C	$1,000.00	$1,010.20	$8.37	1.68%
Class I	$1,000.00	$1,016.10	$3.40	0.68%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.20	$4.66	0.93%
Class C	$1,000.00	$1,016.50	$8.40	1.68%
Class I	$1,000.00	$1,021.40	$3.41	0.68%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2018.

6

Eaton Vance

Municipal Opportunities Fund

July 31, 2018

Portfolio of Investments

Tax-Exempt Municipal Securities — 91.0%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 0.5%
Ohio Water Development Authority, Water Pollution Control Loan Fund, 1.16%, (SIFMA + 0.22%), 12/1/20(1)	$5,000	$5,000,000
		$5,000,000

Cogeneration — 0.6%
New York City Industrial Development Agency, NY, (Brooklyn Navy Yard Cogeneration Partners, L.P.), (AMT), 5.65%, 10/1/28	$6,260	$6,324,728
		$6,324,728

Education — 4.8%
Arizona State University, 5.00%, 7/1/33	$500	$568,605
Arizona State University, 5.00%, 7/1/34	580	658,219
Build NYC Resource Corp., NY, (Ethical Culture Fieldston School), 5.00%, 6/1/24	600	688,260
California Infrastructure and Economic Development Bank, (The Colburn School), 1.94%, (SIFMA + 1.00%), 6/1/20 (Put Date), 8/1/37(1)	3,000	3,027,120
Cumberland County Municipal Authority, PA, (Dickinson College), 5.00%, 11/1/39	3,500	3,938,025
Delaware County Authority, PA, (Villanova University), 5.00%, 8/1/22	600	667,110
Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 4.50%, 6/1/33(2)	2,535	2,630,798
Massachusetts Development Finance Agency, (Bentley University), 5.00%, 7/1/25	1,555	1,815,431
Massachusetts Development Finance Agency, (Bentley University), 5.00%, 7/1/26	2,280	2,681,554
Massachusetts Development Finance Agency, (Bentley University), 5.00%, 7/1/27	1,000	1,188,080
Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/29	465	518,396
Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/31	500	556,450
Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/32	1,695	1,880,925
Monroe County Industrial Development Corp., NY, (Nazareth College of Rochester), 5.00%, 10/1/26	980	1,114,868
Monroe County Industrial Development Corp., NY, (Nazareth College of Rochester), 5.00%, 10/1/27	1,035	1,180,148
Monroe County Industrial Development Corp., NY, (St. John Fisher College), 5.00%, 6/1/21	1,000	1,083,570
Monroe County Industrial Development Corp., NY, (University of Rochester), Series 2017C, 5.00%, 7/1/29	650	773,961

Security	Principal Amount (000’s omitted)	Value

Education (continued)
Monroe County Industrial Development Corp., NY, (University of Rochester), Series 2017D, 5.00%, 7/1/29	$750	$893,032
New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/26	2,460	2,788,066
New York Dormitory Authority, (Oneida-Herkimer-Madison BOCES), 5.00%, 8/15/22	510	570,512
New York Dormitory Authority, (Oneida-Herkimer-Madison BOCES), 5.00%, 8/15/23	275	313,486
New York Dormitory Authority, (Oneida-Herkimer-Madison BOCES), 5.00%, 8/15/24	300	347,604
New York Dormitory Authority, (Pratt Institute), 5.00%, 7/1/25	500	568,020
New York Dormitory Authority, (Pratt Institute), 5.00%, 7/1/26	545	616,896
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/25	1,000	1,148,170
Romeoville, IL, (Lewis University), 5.00%, 10/1/24	500	555,280
Romeoville, IL, (Lewis University), 5.00%, 10/1/26	500	550,455
Shelby County Health, Educational and Housing Facility Board, TN, (Rhodes College), 5.00%, 8/1/28	325	383,968
Shelby County Health, Educational and Housing Facility Board, TN, (Rhodes College), 5.00%, 8/1/29	685	804,293
University of Arkansas, 5.00%, 11/1/24	475	549,817
University of Arkansas, 5.00%, 11/1/25	500	586,710
University of Idaho, 5.00%, 4/1/24	500	573,010
University of North Carolina at Chapel Hill, 1.802%, (67% of 1 mo. USD LIBOR + 0.40%), 11/9/22 (Put Date), 12/1/41(1)	7,600	7,656,544
University of North Carolina at Charlotte, 4.00%, 10/1/37	755	792,206
University of North Carolina at Greensboro, 5.00%, 4/1/27	400	474,712
West Virginia University, 1.47%, (SIFMA + 0.53%), 10/1/19 (Put Date), 10/1/41(1)	3,500	3,500,735
		$48,645,036

Electric Utilities — 2.7%
Arkansas River Power Authority, CO, 5.00%, 10/1/27	$2,255	$2,588,605
Arkansas River Power Authority, CO, 5.00%, 10/1/28	1,110	1,279,020
Arkansas River Power Authority, CO, 5.00%, 10/1/29	2,000	2,289,620
Escambia County, FL, (Gulf Power Co.), 2.10% to 4/11/19 (Put Date), 7/1/22	250	250,407
Long Island Power Authority, NY, Electric System Revenue, 5.00%, 9/1/29	500	588,090
Mason County, WV, (Appalachian Power Co.), 1.625% to 10/1/18 (Put Date), 10/1/22	1,800	1,799,154
Missouri Joint Municipal Electric Utility Commission, (Prairie State Energy Campus), 5.00%, 1/1/28	1,515	1,786,367

7	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Electric Utilities (continued)
Monroe County Development Authority, GA, (Georgia Power Co.), 2.00% to 6/13/19 (Put Date), 7/1/25	$2,000	$2,001,520
Montgomery County Industrial Development Authority, PA, (Exelon Generation Co., LLC), 2.55% to 6/1/20 (Put Date), 6/1/29	1,750	1,750,595
Montgomery County Industrial Development Authority, PA, (Exelon Generation Co., LLC), (AMT), 2.70% to 4/1/20 (Put Date), 10/1/34	1,500	1,500,450
Nebraska Public Power District, 5.00%, 1/1/24	750	857,850
Omaha Public Power District, NE, 5.00%, 2/1/25	550	637,345
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/25	2,525	2,895,266
Salem County Pollution Control Financing Authority, NJ, (Exelon Generation Co., LLC), (AMT), 2.50% to 3/1/19 (Put Date), 3/1/25	1,000	1,000,930
Salt River Agricultural Improvement and Power District, AZ, 5.00%, 1/1/29	1,000	1,202,020
Unified Government of Wyandotte County/Kansas City, KS, Utility System Revenue, 5.00%, 9/1/26	1,165	1,337,420
Unified Government of Wyandotte County/Kansas City, KS, Utility System Revenue, 5.00%, 9/1/27	1,000	1,146,620
Vermont Public Power Supply Authority, (Swanton Peaking Facility), 5.00%, 7/1/25	520	595,312
Vermont Public Power Supply Authority, (Swanton Peaking Facility), 5.00%, 7/1/26	675	778,187
Vermont Public Power Supply Authority, (Swanton Peaking Facility), 5.00%, 7/1/27	660	767,039
Vermont Public Power Supply Authority, (Swanton Peaking Facility), 5.00%, 7/1/28	500	577,695
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	95	97,907
		$27,727,419

Escrowed / Prerefunded — 0.1%
Oklahoma Development Finance Authority, (St. John Health System), Prerefunded to 2/15/22, 5.00%, 2/15/26	$500	$552,220
Vernon, CA, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	40	41,084
		$593,304

General Obligations — 18.7%
Alvin Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/25	$2,100	$2,402,526
Ann Arbor Public Schools, MI, 5.00%, 5/1/23	865	980,261
Ann Arbor Public Schools, MI, 5.00%, 5/1/27	1,000	1,154,970
Beaverton School District No. 48J, Washington and Multnomah Counties, OR, 5.00%, 6/15/25	1,865	2,187,104

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Beaverton School District No. 48J, Washington and Multnomah Counties, OR, 5.00%, 6/15/26	$2,000	$2,372,400
Burlington, VT, 5.00%, 11/1/21	600	653,928
Burlington, VT, 5.00%, 11/1/22	500	555,810
Burlington, VT, 5.00%, 11/1/23	500	564,245
Burlington, VT, 5.00%, 11/1/24	400	456,248
Burlington, VT, 5.00%, 11/1/25	500	576,280
Burlington, VT, 5.00%, 11/1/26	250	290,243
Burlington, VT, 5.00%, 11/1/27	225	259,963
Burlington, VT, 5.00%, 11/1/28	185	213,015
California, 5.00%, 3/1/27	5,000	5,859,950
California, 5.00%, 9/1/29	2,390	2,832,365
Chelsea School District, MI, 4.00%, 5/1/24	765	837,208
Chelsea School District, MI, 4.00%, 5/1/25	765	841,806
Chicago Board of Education, IL, 5.00%, 12/1/25	6,195	6,532,566
Chicago Board of Education, IL, 5.00%, 12/1/26	2,905	3,062,596
Chicago, IL, 5.00%, 12/1/22	2,230	2,304,638
Chicago, IL, 5.625%, 1/1/30	6,000	6,740,700
Chicago, IL, 6.00%, 1/1/38	4,000	4,514,800
Chicago Park District, IL, 5.00%, 1/1/24	500	558,085
Clackamas Community College District, OR, 0.00%, 6/15/21	385	364,872
Clark County School District, NV, 5.00%, 6/15/29	1,250	1,451,725
Dallas, TX, 5.00%, 2/15/25	1,000	1,156,410
Delaware Valley Regional Finance Authority, PA, 2.162%, (67% of 1 mo. USD LIBOR + 0.76%), 9/1/24 (Put Date), 9/1/48(1)	8,000	8,011,440
Durand Area Schools, MI, 5.00%, 5/1/22	840	929,552
Durand Area Schools, MI, 5.00%, 5/1/23	960	1,081,891
Elmira, NY, 3.75%, 7/16/19(2)	2,000	2,014,980
Fern Ridge School District 28J, Lane and Douglas Counties, OR, 4.00%, 6/15/22	875	941,526
Fern Ridge School District 28J, Lane and Douglas Counties, OR, 4.00%, 6/15/23	960	1,046,784
Harper Creek Community Schools, MI, 4.00%, 5/1/25	1,070	1,173,929
Harper Creek Community Schools, MI, 4.00%, 5/1/26	1,045	1,150,106
Haslett Public Schools, MI, 4.00%, 5/1/25	1,780	1,958,712
Hawaii, 5.00%, 1/1/26	5,400	6,368,328
Honolulu City and County, HI, 1.25%, (SIFMA + 0.31%), 9/1/20 (Put Date), 9/1/24(1)	4,000	4,000,400
Illinois, 5.00%, 8/1/20	3,000	3,113,700
Illinois, 5.00%, 2/1/24	5,000	5,354,050
Illinois, 5.00%, 2/1/25	10,000	10,756,700
Illinois, 5.00%, 2/1/28	15,000	16,105,050
Illinois, 5.00%, 11/1/28	10,000	10,758,000

8	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Illinois, Series 2016, 5.00%, 11/1/18	$3,500	$3,524,815
Johnson County Unified School District No. 233, KS, 5.00%, 9/1/24	2,975	3,453,975
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/26	900	1,019,583
Laredo Independent School District, TX, (PSF Guaranteed), 0.00%, 8/1/22	1,425	1,307,737
Manchester Community Schools, MI, 5.00%, 5/1/24	1,300	1,491,685
Manchester Community Schools, MI, 5.00%, 5/1/25	750	871,792
Mansfield Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/25	1,665	1,905,792
Massachusetts, 2.13%, (67% of 3 mo. USD LIBOR + 0.55%), 11/1/25(1)	4,630	4,615,740
Mattawan Consolidated School, Van Buren and Kalamazoo Counties, MI, 5.00%, 5/1/26	750	866,228
Mattawan Consolidated School, Van Buren and Kalamazoo Counties, MI, 5.00%, 5/1/27	1,000	1,146,940
Mattawan Consolidated School, Van Buren and Kalamazoo Counties, MI, 5.00%, 5/1/28	500	570,815
Mobile County, AL, 5.00%, 6/1/23	860	974,819
Mobile County, AL, 5.00%, 6/1/24	300	345,720
Nassau County, NY, 5.00%, 10/1/29	5,000	5,813,250
New York, NY, 1.52%, (SIFMA + 0.58%), 4/1/19 (Put Date), 8/1/27(1)	4,000	4,007,280
New York, NY, 5.00%, 8/1/25	1,000	1,135,370
New York, NY, 5.00%, 8/1/29	450	508,635
Norfolk, VA, 5.00%, 9/1/33	1,850	2,143,280
Norfolk, VA, 5.00%, 9/1/37	2,500	2,847,450
Ottawa County, MI, 5.00%, 11/1/22	500	563,160
Ottawa County, MI, 5.00%, 11/1/24	250	291,753
Ottawa County, MI, 5.00%, 11/1/25	300	354,654
Plano Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/26	5,000	5,887,500
Roseville Community Schools, MI, 5.00%, 5/1/23	1,405	1,583,393
Round Rock Independent School District, TX, (PSF Guaranteed), 1.50% to 8/1/21 (Put Date), 8/1/40	2,725	2,697,314
Saugatuck Public Schools, MI, 4.00%, 5/1/25	1,085	1,197,493
Sedgwick County Unified School District No. 265, KS, 5.00%, 10/1/26	1,000	1,178,700
Sherwood School District No. 88J, Washington, Clackamas and Yamhill Counties, OR, 5.00%, 6/15/23	1,510	1,712,400
Sherwood School District No. 88J, Washington, Clackamas and Yamhill Counties, OR, 5.00%, 6/15/24	2,000	2,305,540
St. Joseph Public Schools, MI, 5.00%, 5/1/28	1,880	2,162,526
St. Joseph Public Schools, MI, 5.00%, 5/1/29	1,650	1,892,451
Texas, (Texas Transportation Commission), 5.00%, 10/1/24	1,000	1,160,550

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Thornapple Kellogg School, MI, 5.00%, 5/1/24	$400	$457,124
Upper Merion Area School District, PA, 5.00%, 1/15/29	500	569,900
Upper Merion Area School District, PA, 5.00%, 1/15/30	300	341,178
Walled Lake Consolidated School District, MI, 4.00%, 5/1/24	740	808,591
Will and Cook Counties Community High School District No. 210, IL, 5.00%, 1/1/29	685	681,130
		$188,886,125

Hospital — 18.7%
Astoria Hospital Facilities Authority, OR, (Columbia Memorial Hospital), 5.00%, 8/1/41	$940	$1,023,246
Baxter County, AR, (Baxter Regional Medical Center), 5.00%, 9/1/18	600	601,446
Baxter County, AR, (Baxter Regional Medical Center), 5.00%, 9/1/19	620	638,290
Baxter County, AR, (Baxter Regional Medical Center), 5.00%, 9/1/21	1,140	1,220,119
Baxter County, AR, (Baxter Regional Medical Center), 5.00%, 9/1/23	930	1,020,238
Baxter County, AR, (Baxter Regional Medical Center), 5.00%, 9/1/25	1,125	1,253,115
Baxter County, AR, (Baxter Regional Medical Center), Series A, 5.00%, 9/1/20	780	820,576
Baxter County, AR, (Baxter Regional Medical Center), Series A, 5.00%, 9/1/22	1,660	1,801,864
Baxter County, AR, (Baxter Regional Medical Center), Series A, 5.00%, 9/1/24	1,350	1,494,274
Baxter County, AR, (Baxter Regional Medical Center), Series A, 5.00%, 9/1/26	1,000	1,118,190
Baxter County, AR, (Baxter Regional Medical Center), Series B, 5.00%, 9/1/20	240	252,485
Baxter County, AR, (Baxter Regional Medical Center), Series B, 5.00%, 9/1/22	265	287,647
Baxter County, AR, (Baxter Regional Medical Center), Series B, 5.00%, 9/1/24	290	320,992
Baxter County, AR, (Baxter Regional Medical Center), Series B, 5.00%, 9/1/26	320	357,821
Boone County, MO, (Boone Hospital Center), 5.00%, 8/1/29	1,410	1,518,697
Boone County, MO, (Boone Hospital Center), 5.00%, 8/1/31	3,215	3,440,018
Calhoun County Hospital Finance Authority, MI, (Oaklawn Hospital), 5.00%, 2/15/28	1,740	1,892,302
Calhoun County Hospital Finance Authority, MI, (Oaklawn Hospital), 5.00%, 2/15/32	2,110	2,254,978

9	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/23	$100	$110,560
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/27	360	395,982
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/28	300	328,920
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/29	110	120,214
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/30	150	163,487
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/35	250	269,413
California Municipal Finance Authority, (NorthBay Healthcare Group), Series 2015, 5.00%, 11/1/25	200	222,262
California Statewide Communities Development Authority, (Cottage Health System Obligated Group), 5.00%, 11/1/26	425	485,554
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 5.25%, 12/1/29	1,500	1,649,610
Connecticut Health and Educational Facilities Authority, (Hartford HealthCare Corp.), 2.373%, (68% of 1 mo. USD LIBOR + 0.95%), 7/1/20 (Put Date), 7/1/49(1)	13,665	13,737,834
Connecticut Health and Educational Facilities Authority, (Yale New Haven Health), 1.952%, (67% of 1 mo. USD LIBOR + 0.55%), 7/1/19 (Put Date), 7/1/49(1)	4,465	4,465,893
Crawford County Hospital Authority, PA, (Meadville Medical Center), 6.00%, 6/1/36	1,910	2,064,462
Decatur Hospital Authority, TX, (Wise Regional Health System), 4.00%, 9/1/20	225	231,658
Decatur Hospital Authority, TX, (Wise Regional Health System), 5.00%, 9/1/21	330	351,882
Decatur Hospital Authority, TX, (Wise Regional Health System), 5.00%, 9/1/22	150	162,338
Decatur Hospital Authority, TX, (Wise Regional Health System), 5.00%, 9/1/23	200	219,110
Deschutes County Hospital Facilities Authority, OR, (St. Charles Health System), 4.00%, 1/1/33	500	514,870
Fredericksburg Economic Development Authority, VA, (Mary Washington Healthcare), 5.00%, 6/15/24	1,000	1,131,580
Halifax Hospital Medical Center, FL, 5.00%, 6/1/27	2,890	3,290,583
Halifax Hospital Medical Center, FL, 5.00%, 6/1/29	1,830	2,065,960
Illinois Finance Authority, (Presence Health Network), 3.75%, 2/15/34	5,300	5,307,632
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/28	8,000	9,347,840
Illinois Finance Authority, (Silver Cross Hospital and Medical Centers), 5.00%, 8/15/23	1,000	1,104,140

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Illinois Finance Authority, (Silver Cross Hospital and Medical Centers), 5.00%, 8/15/28	$1,670	$1,852,481
Indiana County Hospital Authority, PA, (Indiana Regional Medical Center), 5.125%, 6/1/26	475	500,797
Indiana County Hospital Authority, PA, (Indiana Regional Medical Center), 5.25%, 6/1/27	415	438,493
Indiana County Hospital Authority, PA, (Indiana Regional Medical Center), 5.375%, 6/1/28	455	480,981
Indiana Finance Authority, (Parkview Health), 5.00%, 11/1/26	1,200	1,415,424
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.00%, 11/1/29	505	515,953
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.00%, 11/1/30	1,605	1,631,017
Klamath Falls Intercommunity Hospital Authority, OR, (Sky Lakes Medical Center), 4.00%, 9/1/24	475	515,513
Klamath Falls Intercommunity Hospital Authority, OR, (Sky Lakes Medical Center), 4.00%, 9/1/25	550	599,121
Klamath Falls Intercommunity Hospital Authority, OR, (Sky Lakes Medical Center), 5.00%, 9/1/28	795	913,240
Klamath Falls Intercommunity Hospital Authority, OR, (Sky Lakes Medical Center), 5.00%, 9/1/31	600	680,460
Martin County Health Facilities Authority, FL, (Martin Memorial Medical Center), 5.00%, 11/15/24	1,000	1,130,880
Martin County Health Facilities Authority, FL, (Martin Memorial Medical Center), 5.00%, 11/15/28	1,830	2,005,222
Maryland Health and Higher Educational Facilities Authority, (Meritus Medical Center), 5.00%, 7/1/23	1,000	1,113,930
Maryland Health and Higher Educational Facilities Authority, (Meritus Medical Center), 5.00%, 7/1/24	1,775	2,003,975
Maryland Health and Higher Educational Facilities Authority, (Meritus Medical Center), 5.00%, 7/1/28	1,300	1,450,904
Massachusetts Development Finance Agency, (Lawrence General Hospital), 5.00%, 7/1/32	500	547,365
Massachusetts Development Finance Agency, (Milford Regional Medical Center), 5.00%, 7/15/27	125	133,223
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/25	500	573,775
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/27	1,100	1,253,934
Massachusetts Development Finance Agency, (UMass Memorial Health Care Obligated Group), 5.00%, 7/1/22	2,835	3,049,496
Massachusetts Development Finance Agency, (UMass Memorial Health Care Obligated Group), 5.00%, 7/1/26	1,150	1,327,560
Massachusetts Development Finance Agency, (UMass Memorial Health Care Obligated Group), 5.00%, 7/1/28	2,000	2,288,900
Massachusetts Development Finance Agency, (UMass Memorial Health Care Obligated Group), 5.00%, 7/1/29	2,700	3,072,006

10	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Massachusetts Development Finance Agency, (UMass Memorial Health Care Obligated Group), Series I 2016, 5.00%, 7/1/27	$1,150	$1,311,793
Massachusetts Development Finance Agency, (UMass Memorial Health Care Obligated Group), Series L 2017, 5.00%, 7/1/27	1,460	1,700,520
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	285	297,449
Michigan Finance Authority, (McLaren Health Care), 2.153%, (68% of 1 mo. USD LIBOR + 0.75%), 10/15/20 (Put Date), 10/15/38(1)	6,250	6,306,125
Michigan Finance Authority, (Oakwood Obligated Group), 5.00%, 11/1/27	1,400	1,548,484
Missouri Health and Educational Facilities Authority, (SSM Health Care), 5.00%, 6/1/26	1,000	1,131,340
Nassau County Local Economic Assistance Corp., NY, (Catholic Health Services of Long Island), 5.00%, 7/1/29	1,000	1,104,760
New Hampshire Health and Education Facilities Authority, (Concord Hospital), 5.00%, 10/1/32	500	565,460
New Hampshire Health and Education Facilities Authority, (Concord Hospital), 5.00%, 10/1/33	1,000	1,125,870
New Hampshire Health and Education Facilities Authority, (Concord Hospital), 5.00%, 10/1/34	1,070	1,200,198
New Hampshire Health and Education Facilities Authority, (Concord Hospital), 5.00%, 10/1/35	1,550	1,733,442
New Jersey Health Care Facilities Financing Authority, (Barnabas Health), 5.00%, 7/1/23	605	670,340
New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center Obligated Group), 5.00%, 7/1/30	500	552,095
New Jersey Health Care Facilities Financing Authority, (Inspira Health Obligated Group), 5.00%, 7/1/29	2,600	2,955,992
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/23	2,940	3,334,577
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/24	1,000	1,152,660
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/26	2,420	2,851,922
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/27	2,000	2,352,240
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/28	1,305	1,527,698
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/39	1,560	1,775,951
New Jersey Health Care Facilities Financing Authority, (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/27	1,000	1,130,910

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
New Jersey Health Care Facilities Financing Authority, (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/29	$500	$559,135
New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.00%, 7/1/27	500	563,995
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), 5.00%, 7/1/29	750	891,720
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/22	440	489,095
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/23	600	679,626
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/25	2,000	2,332,200
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/22(2)	700	769,265
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/25(2)	1,000	1,128,580
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/27(2)	500	558,380
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/28(2)	600	667,716
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/29(2)	450	499,037
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/30(2)	1,000	1,105,740
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/31(2)	1,100	1,213,476
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/32(2)	1,100	1,210,649
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/33(2)	1,100	1,207,129
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/34(2)	1,200	1,313,808
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/35(2)	1,000	1,092,290
New York Dormitory Authority, (Orange Regional Medical Center), Series 2015, 5.00%, 12/1/26(2)	300	336,600
New York Dormitory Authority, (Orange Regional Medical Center), Series 2017, 5.00%, 12/1/26(2)	1,500	1,717,245
Norfolk Economic Development Authority, VA, (Bon Secours Health System, Inc.), 5.00%, 11/1/28	225	248,960
Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 2.504%, (70% of 1 mo. USD LIBOR + 1.04%), 8/15/24 (Put Date), 8/15/48(1)	1,000	1,003,650
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	850	957,321
Oklahoma Development Finance Authority, (OU Medicine), 5.00%, 8/15/33	3,165	3,555,276

11	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Oregon Facilities Authority, (PeaceHealth), 5.00%, 11/15/29	$500	$559,780
Palm Beach County Health Facilities Authority, FL, (BRRH Corp. Obligated Group), 5.00%, 12/1/25	500	556,940
Rhode Island Health and Educational Building Corp., (Care New England Health System), 5.00%, 9/1/31	4,000	4,279,440
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/25	1,530	1,771,373
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/26	1,410	1,617,256
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/28	1,550	1,756,940
St. Cloud, MN, (CentraCare Health System), 5.00%, 5/1/27	1,000	1,164,330
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/22	475	523,849
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/23	400	446,852
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/24	500	563,390
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/25	500	567,105
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/26	500	563,945
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/27	500	560,800
Ward County, ND, (Trinity Obligated Group), 5.00%, 6/1/29	1,300	1,465,568
Ward County, ND, (Trinity Obligated Group), 5.00%, 6/1/30	1,815	2,038,118
Ward County, ND, (Trinity Obligated Group), 5.00%, 6/1/31	1,885	2,108,391
Ward County, ND, (Trinity Obligated Group), 5.00%, 6/1/34	3,000	3,318,810
Washington Health Care Facilities Authority, (Overlake Hospital Medical Center), 5.00%, 7/1/30	1,600	1,839,472
Washington Health Care Facilities Authority, (PeaceHealth), 5.00%, 11/15/26	1,000	1,123,540
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 4.00%, 6/1/41	1,000	1,005,310
Wisconsin Health and Educational Facilities Authority, (Ascension Senior Credit Group), 5.00%, 11/15/27	1,000	1,159,740
Yavapai County Industrial Development Authority, AZ, (Yavapai Regional Medical Center), 5.25%, 8/1/33	250	274,220
		$188,248,620

Housing — 0.9%
East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.), 5.00%, 7/1/29	$500	$539,460
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Galveston I, LLC), 5.00%, 4/1/23	910	1,002,784

Security	Principal Amount (000’s omitted)	Value

Housing (continued)
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi), 5.00%, 4/1/24	$1,385	$1,537,392
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi), 5.00%, 4/1/25	1,505	1,687,451
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi), 5.00%, 4/1/26	1,000	1,129,410
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi), 5.00%, 4/1/27	760	863,383
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi), 5.00%, 4/1/28	570	642,475
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi), 5.00%, 4/1/29	570	640,196
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University), 5.00%, 4/1/23	400	438,760
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University), 5.00%, 4/1/25	715	799,391
		$9,280,702

Industrial Development Revenue — 4.9%
Florida Development Finance Corp., (Waste Pro USA, Inc.), (AMT), 5.00% to 8/1/22 (Put Date), 8/1/29(2)	$1,250	$1,299,025
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 4.375% to 8/1/25 (Put Date), 8/1/35(2)	875	882,612
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(2)	940	973,793
Michigan Strategic Fund, (Waste Management, Inc.), (AMT), 2.85% to 8/2/21 (Put Date), 8/1/27(3)	4,000	4,000,000
New Jersey Economic Development Authority, (Continental Airlines), Series 2000B, (AMT), 5.625%, 11/15/30	215	243,531
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.75% to 12/2/19 (Put Date), 12/1/44(2)	7,775	7,796,770
Ohio Air Quality Development Authority, (Ohio Valley Electric Corp.), 5.625%, 10/1/19	9,060	9,286,772
Public Finance Authority, WI, (Celanese Corp.), (AMT), 5.00%, 12/1/25(2)	1,000	1,128,590
Public Finance Authority, WI, (Waste Management, Inc.), (AMT), 2.00% to 6/1/21 (Put Date), 4/1/33	5,000	4,911,850
Richland County, SC, (International Paper Co.), (AMT), 3.875%, 4/1/23	1,165	1,239,304

12	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue (continued)
Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(2)	$7,065	$7,131,128
Washington Economic Development Finance Authority, (Columbia Pulp I, LLC), (AMT), 7.50%, 1/1/32(2)	1,265	1,452,903
Whiting, IN, (BP Products North America, Inc.), (AMT), 1.69%, (SIFMA + 0.75%), 12/2/19 (Put Date), 12/1/44(1)	9,000	9,020,520
		$49,366,798

Insured – Education — 0.0%(4)
University of Puerto Rico, (NPFG), 5.00%, 6/1/25	$120	$120,445
		$120,445

Insured – Electric Utilities — 1.3%
Brownsville, TX, Utilities System Revenue, (AGM), 5.00%, 9/1/26	$1,745	$2,019,506
Paducah Electric Plant Board, KY, (AGM), 5.00%, 10/1/29	1,500	1,684,545
Puerto Rico Electric Power Authority, (AGC), 5.00%, 7/1/26	280	288,204
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/22	3,500	3,689,350
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/23	195	205,813
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/25	170	180,509
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	135	143,392
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	685	729,998
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/30	530	564,635
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	125	132,088
Puerto Rico Electric Power Authority, (NPFG), Series PP, 5.00%, 7/1/25	1,165	1,169,322
Puerto Rico Electric Power Authority, (NPFG), Series SS, 5.00%, 7/1/25	1,820	1,826,752
		$12,634,114

Insured – Escrowed / Prerefunded — 0.0%(4)
Cambria County, PA, (BAM), Escrowed to Maturity, 5.00%, 8/1/23	$240	$273,588
		$273,588

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations — 2.7%
Allegheny Valley School District, PA, (BAM), 5.00%, 11/1/22	$350	$389,067
Atlantic City, NJ, (BAM), 5.00%, 3/1/23	500	552,405
Atlantic City, NJ, (BAM), 5.00%, 3/1/24	300	335,682
Bayonne, NJ, (AGM), 5.00%, 8/1/23	300	338,484
Bayonne, NJ, (AGM), 5.00%, 8/1/24	300	342,786
Bayonne, NJ, (AGM), 5.00%, 8/1/25	885	1,017,644
Bayonne, NJ, (AGM), 5.00%, 8/1/26	915	1,041,490
Bellaire Public School District, MI, (AGM), 4.00%, 5/1/23	675	728,203
Bellaire Public School District, MI, (AGM), 4.00%, 5/1/24	685	745,794
Bellaire Public School District, MI, (AGM), 4.00%, 5/1/25	685	749,301
Bolingbrook, IL, (AGM), 5.00%, 1/1/24	1,000	1,120,450
Bolingbrook, IL, (AGM), 5.00%, 1/1/25	1,000	1,132,080
Cambria County, PA, (BAM), 5.00%, 8/1/23	1,260	1,408,365
Chicago Board of Education, IL, (AGM), 5.00%, 12/1/25	1,000	1,116,050
Chicago Board of Education, IL, (NPFG), 0.00%, 12/1/20	2,175	2,041,803
Chicago Board of Education, IL, (NPFG), 0.00%, 12/1/22	4,300	3,734,894
Detroit, MI, (AMBAC), 4.00%, 4/1/20	43	42,690
Detroit, MI, (AMBAC), 5.00%, 4/1/19	23	23,015
Detroit, MI, (AMBAC), 5.00%, 4/1/21	13	13,092
Detroit, MI, (AMBAC), 5.00%, 4/1/22	66	65,059
Detroit, MI, (AMBAC), 5.00%, 4/1/24	329	324,873
Luzerne County, PA, (AGM), 5.00%, 11/15/24	2,480	2,798,482
McHenry County Community Unit School District No. 12, IL, (AGM), 5.00%, 1/1/25	890	983,468
McHenry County Community Unit School District No. 12, IL, (AGM), 5.00%, 1/1/26	925	1,016,788
Monroe County Industrial Development Corp., NY, (Monroe Community College Association, Inc.), (AGM), 5.00%, 1/15/25	750	841,357
Puerto Rico, (AGC), 5.00%, 7/1/34	310	315,890
Puerto Rico, (AGM), 5.00%, 7/1/35	1,055	1,141,668
Puerto Rico, (NPFG), 5.25%, 7/1/22	530	536,196
Puerto Rico Public Buildings Authority, (AMBAC), 5.45%, 7/1/30	930	930,976
Rockland County, NY, (AGM), 5.00%, 3/1/24	350	401,789
South Haven Public Schools, MI, (BAM), 4.00%, 5/1/27	785	860,486
		$27,090,327

Insured – Housing — 0.1%
Maryland Economic Development Corp., (University of Maryland, College Park), (AGM), 4.00%, 6/1/21	$400	$422,468
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing College Station I, LLC), (AGM), 4.00%, 4/1/22	445	467,103

13	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Housing (continued)
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing College Station I, LLC), (AGM), 4.00%, 4/1/24	$400	$423,676
		$1,313,247

Insured – Other Revenue — 0.1%
Albany Parking Authority, NY, (AGM), 5.00%, 7/15/24	$300	$337,179
Albany Parking Authority, NY, (AGM), 5.00%, 7/15/25	315	357,226
Puerto Rico Public Buildings Authority, (AGC), 5.00%, 7/1/36	120	122,076
		$816,481

Insured – Special Tax Revenue — 0.4%
Illinois Sports Facilities Authority, (AMBAC), 0.00%, 6/15/22	$500	$434,200
Puerto Rico Convention Center District Authority, (AMBAC), 5.00%, 7/1/31	1,940	1,940,893
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/24	305	330,120
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/26	1,120	1,222,166
		$3,927,379

Insured – Transportation — 2.9%
Cleveland, OH, Airport System Revenue, (AGM), 5.00%, 1/1/25	$1,225	$1,395,299
Metropolitan Transportation Authority, NY, (AGM), 2.124%, (69% of 1 mo. USD LIBOR + 0.68%), 4/6/21 (Put Date), 11/1/32(1)	5,000	5,041,350
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	185	204,625
New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/24	3,460	2,763,537
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/32	2,000	2,048,660
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/26	1,000	1,125,300
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/36	795	921,747
Puerto Rico Highway and Transportation Authority, (AGM), 5.00%, 7/1/32	1,675	1,709,672
Puerto Rico Highway and Transportation Authority, (AGM), 5.25%, 7/1/36	535	620,306

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation (continued)
Puerto Rico Highway and Transportation Authority, (AGM), 5.50%, 7/1/31	$100	$117,478
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/30	3,240	3,516,663
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/31	2,620	2,846,656
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/38	2,475	2,673,124
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	1,320	1,458,785
Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/23	380	401,071
Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/32	100	106,237
Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/33	200	211,970
Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/35	2,180	2,296,630
		$29,459,110

Insured – Water and Sewer — 0.5%
Detroit, MI, Sewage Disposal System, (AGM), 5.00%, 7/1/39	$175	$188,702
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/26	4,000	4,516,000
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	100	102,584
		$4,807,286

Lease Revenue / Certificates of Participation — 1.9%
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/28	$3,000	$3,454,980
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/29	2,000	2,288,800
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/30	3,000	3,419,640
Michigan Strategic Fund, (Facility for Rare Isotope Beams), 5.00%, 3/1/27	1,000	1,132,790
New Jersey Economic Development Authority, (School Facilities Construction), 2.54%, (SIFMA + 1.60%), 3/1/28(1)	7,500	7,434,675
Sunset Hills, MO, Certificates of Participation, 4.00%, 4/1/26	500	536,630
Sunset Hills, MO, Certificates of Participation, 4.00%, 4/1/27	500	533,370
		$18,800,885

14	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Other Revenue — 6.4%
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 5.00%, 7/15/25	$4,950	$5,640,327
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/25	3,190	3,659,217
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/26	1,000	1,144,950
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/27	1,010	1,155,319
California Infrastructure and Economic Development Bank, (Segerstrom Center for the Arts), 5.00%, 7/1/23	1,140	1,298,141
Cleveland-Cuyahoga County Port Authority, OH, (Playhouse Square Foundation), 5.00%, 12/1/28	1,450	1,573,728
District of Columbia, (Association of American Medical Colleges), 5.00%, 10/1/30	570	628,151
Kalispel Tribe of Indians, WA, Series A, 5.00%, 1/1/32(2)	1,470	1,496,460
Kalispel Tribe of Indians, WA, Series B, 5.00%, 1/1/32(2)	1,000	1,018,000
Kansas City Land Clearance for Redevelopment Authority, MO, (Convention Center Hotel), 5.00%, 2/1/40(2)	4,550	4,733,365
Main Street Natural Gas, Inc., GA, 2.152%, (67% of 1 mo. USD LIBOR + 0.75%), 9/1/23 (Put Date), 4/1/48(1)	5,000	4,987,350
Metropolitan Transportation Authority, NY, Dedicated Tax Fund Revenue, 1.39%, (SIFMA + 0.45%), 6/1/22 (Put Date), 11/1/26(1)	9,855	9,925,365
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), 5.00%, 3/1/25	3,500	4,030,110
New Mexico Municipal Energy Acquisition Authority, (SPA: Royal Bank of Canada), 2.152%, (67% of 1 mo. USD LIBOR + 0.75%), 8/1/19 (Put Date), 11/1/39(1)	1,300	1,301,183
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, (67% of 1 mo. USD LIBOR + 0.86%), 2/1/24 (Put Date), 10/1/48(1)(5)	7,500	7,507,275
Southeast Alabama Gas Supply District, (Project No. 2), 2.252%, (67% of 1 mo. USD LIBOR + 0.85%), 6/1/24 (Put Date), 6/1/49(1)	3,000	3,004,650
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 2.268%, (67% of 3 mo. USD LIBOR + 0.70%), 12/15/26(1)	6,000	5,931,120
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	100	108,215
Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 1.99%, (SIFMA + 1.05%), 7/3/23 (Put Date), 1/1/42(1)	1,000	1,019,540
Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 2.483%, (67% of 1 mo. USD LIBOR + 1.10%), 7/1/22 (Put Date), 1/1/42(1)	1,000	1,014,270

Security	Principal Amount (000’s omitted)	Value

Other Revenue (continued)
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/26	$635	$702,551
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/28	1,370	1,501,671
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/29	700	763,714
		$64,144,672

Senior Living / Life Care — 6.1%
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/21	$500	$544,790
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/22	605	671,780
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/23	350	394,846
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/24	310	354,197
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/25	445	513,441
Berks County Industrial Development Authority, PA, (Highlands At Wyomissing), 5.00%, 5/15/33	500	547,095
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/26	1,730	1,948,828
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/27	1,320	1,479,641
Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/23	450	485,883
Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/24	705	764,255
Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/26	770	832,016
Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/27	425	458,239
Clackamas County Hospital Facility Authority, OR, (Mary’s Woods at Marylhurst), 2.80%, 5/15/24	1,150	1,151,702
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 3.125%, 5/15/27	650	631,677
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.00%, 5/15/24	525	577,148
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.00%, 5/15/25	300	331,536
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.00%, 5/15/26	350	387,503
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.00%, 5/15/27	400	445,024
District of Columbia, (Ingleside at Rock Creek), 4.125%, 7/1/27	1,000	1,015,740

15	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)
Glendale Industrial Development Authority, AZ, (Terraces of Phoenix), 4.00%, 7/1/28	$225	$226,685
Hanover County Economic Development Authority, VA, (Covenant Woods), 5.00%, 7/1/38	125	134,291
Hanover County Economic Development Authority, VA, (Covenant Woods), 5.00%, 7/1/48	465	495,611
Hanover County Economic Development Authority, VA, (Covenant Woods), 5.00%, 7/1/51	1,000	1,061,990
Howard County, MD, (Vantage House), 5.00%, 4/1/21	482	498,706
Howard County, MD, (Vantage House), 5.00%, 4/1/26	1,570	1,666,618
Howard County, MD, (Vantage House), 5.00%, 4/1/36	1,715	1,777,100
Illinois Finance Authority, (Plymouth Place, Inc.), 5.00%, 5/15/25	1,605	1,745,181
Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/23	700	767,865
Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/24	915	1,008,778
Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/25	650	721,610
Lee County Industrial Development Authority, FL, (Shell Point), 5.50%, 11/15/21	125	132,679
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.00%, 10/1/19	280	285,256
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/25	1,000	1,094,490
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/26	1,040	1,138,218
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/27	1,095	1,195,138
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/29	1,205	1,304,605
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/30	630	679,808
Public Finance Authority, WI, (Mary’s Woods at Marylhurst), 3.00%, 11/15/22(2)	2,200	2,203,916
Public Finance Authority, WI, (Mary’s Woods at Marylhurst), 3.50%, 11/15/23(2)	1,250	1,259,637
Rockville, MD, (Ingleside at King Farm), 3.00%, 11/1/25	1,750	1,744,295
Rockville, MD, (Ingleside at King Farm), 3.50%, 11/1/26	1,325	1,324,006
Saint Louis County Industrial Development Authority, MO, (St. Andrew’s Resources for Seniors Obligated Group), 5.00%, 12/1/25	1,435	1,526,567
Tarrant County Cultural Education Facilities Finance Corp., TX, (Buckner Senior Living - Ventana), 3.875%, 11/15/22	2,500	2,501,700
Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 5.35%, 10/1/25(2)	3,000	3,093,870

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)
Tulsa County Industrial Authority, OK, (Montereau, Inc.), 5.00%, 11/15/28	$540	$599,686
Tulsa County Industrial Authority, OK, (Montereau, Inc.), 5.00%, 11/15/29	400	442,572
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/23	1,690	1,822,918
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/25	745	811,134
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/26	585	637,018
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/27	500	543,105
Washington Housing Finance Commission, (Bayview Manor Homes), 4.00%, 7/1/26(2)	1,445	1,457,788
Washington Housing Finance Commission, (Bayview Manor Homes), 5.00%, 7/1/31(2)	750	792,082
Washington Housing Finance Commission, (Judson Park), 4.00%, 7/1/28(2)	250	250,678
Westchester County Local Development Corp., NY, (Kendal on Hudson), 4.00%, 1/1/23	3,545	3,778,084
Westchester County Local Development Corp., NY, (Kendal on Hudson), 5.00%, 1/1/28	2,850	3,088,830
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/25	500	513,970
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/26	685	701,550
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/27	1,015	1,036,173
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 5.00%, 9/15/29	1,365	1,455,540
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 5.00%, 9/15/30	500	531,720
		$61,586,809

Special Tax Revenue — 2.2%
Atlanta, GA, (Atlantic Station), Tax Allocation Increments, 5.00%, 12/1/24	$1,000	$1,139,220
Atlanta Development Authority, GA, (New Downtown Atlanta Stadium), 5.00%, 7/1/24	1,500	1,723,605
Detroit Downtown Development Authority, MI, 0.00%, 7/1/20	50	46,073
Detroit Downtown Development Authority, MI, 0.00%, 7/1/21	75	66,048
Jurupa Public Financing Authority, CA, 5.00%, 9/1/25	735	843,405
Marquette Brownfield Redevelopment Authority, MI, 5.00%, 5/1/31	1,655	1,872,450
Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.50%, 10/1/29	2,145	2,262,911

16	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/27	$4,000	$4,730,320
New York State Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/28	3,880	4,531,491
South Village Community Development District, FL, 2.00%, 5/1/20	305	304,061
South Village Community Development District, FL, 2.00%, 5/1/21	100	99,389
South Village Community Development District, FL, 2.125%, 5/1/22	100	98,842
South Village Community Development District, FL, 2.375%, 5/1/23	100	98,735
South Village Community Development District, FL, 2.50%, 5/1/24	100	98,050
South Village Community Development District, FL, 2.75%, 5/1/25	100	98,300
South Village Community Development District, FL, 3.25%, 5/1/27	100	99,469
South Village Community Development District, FL, 4.35%, 5/1/26	520	524,810
Winter Garden Village at Fowler Groves Community Development District, FL, 3.75%, 5/1/31	4,000	3,932,120
		$22,569,299

Student Loan — 0.1%
Connecticut Higher Education Supplemental Loan Authority, (AMT), 5.00%, 11/15/24	$600	$664,632
Massachusetts Educational Financing Authority, (AMT), 5.00%, 1/1/23	500	553,025
		$1,217,657

Transportation — 12.0%
California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/36	$2,025	$2,290,153
California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/43	3,375	3,786,784
Central Texas Regional Mobility Authority, 5.00%, 1/1/25	350	395,129
Central Texas Regional Mobility Authority, 5.00%, 1/1/26	500	567,690
Central Texas Regional Mobility Authority, 5.00%, 1/1/27	550	620,774
Central Texas Regional Mobility Authority, 5.00%, 1/1/28	750	842,017
Central Texas Regional Mobility Authority, 5.00%, 1/1/29	600	670,440
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/25	7,255	8,176,893
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/27	1,000	1,102,910
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/21	3,000	3,209,550

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/27	$5,000	$5,594,850
Colorado Bridge Enterprise, (Central 70 Project), (AMT), 4.00%, 12/31/26	3,950	4,205,407
Colorado Bridge Enterprise, (Central 70 Project), (AMT), 4.00%, 6/30/27	4,475	4,757,686
Colorado Bridge Enterprise, (Central 70 Project), (AMT), 4.00%, 12/31/27	2,425	2,579,521
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/24	500	565,825
Denver City and County, CO, Airport System Revenue, 2.325%, (70% of 1 mo. USD LIBOR + 0.86%), 11/15/19 (Put Date), 11/15/31(1)	2,315	2,322,362
Denver City and County, CO, Airport System Revenue, (AMT), 5.00%, 11/15/30	3,000	3,443,700
E-470 Public Highway Authority, CO, 2.433%, (67% of 1 mo. USD LIBOR + 1.05%), 9/1/21 (Put Date), 9/1/39(1)	1,000	1,011,970
Greater Orlando Aviation Authority, FL, (AMT), 5.00%, 10/1/21	250	272,635
Illinois Toll Highway Authority, 5.00%, 1/1/27	1,250	1,413,375
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/25	3,105	3,620,368
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/27	2,700	3,107,889
Metropolitan Transportation Authority, NY, 5.00%, 11/15/30	5,000	5,879,500
Metropolitan Transportation Authority, NY, Green Bonds, 5.00%, 11/15/26	5,000	5,881,000
Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/23	810	914,628
Miami-Dade County, FL, Aviation Revenue, 5.00%, 10/1/25	1,000	1,151,210
New Jersey Transportation Trust Fund Authority, 5.00%, 6/15/30	2,000	2,004,580
New Jersey Transportation Trust Fund Authority, 5.00%, 6/15/31	3,000	3,006,870
New Jersey Transportation Trust Fund Authority, (Transportation Program), 2.14%, (SIFMA + 1.20%), 12/15/21 (Put Date), 6/15/34(1)	2,750	2,760,615
New Jersey Turnpike Authority, 5.00%, 1/1/29	1,000	1,183,660
New Orleans Aviation Board, LA, (AMT), 5.00%, 1/1/24	1,600	1,800,464
New Orleans Aviation Board, LA, (AMT), 5.00%, 1/1/25	1,600	1,820,400
New Orleans Aviation Board, LA, (AMT), 5.00%, 1/1/27	1,000	1,125,190
New York Transportation Development Corp., (Delta Airlines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 5.00%, 1/1/28	10,000	11,452,900
New York Transportation Development Corp., (Terminal One Group Association, L.P.), (AMT), 5.00%, 1/1/22	5,520	5,983,846

17	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
North Texas Tollway Authority, 5.00%, 1/1/30	$1,000	$1,139,880
Pennsylvania Turnpike Commission, 1.82%, (SIFMA + 0.88%), 12/1/20(1)	1,000	1,009,740
Pennsylvania Turnpike Commission, 2.09%, (SIFMA + 1.15%), 12/1/19(1)	550	555,252
Phoenix Civic Improvement Corp., AZ, Airport Revenue, (AMT), 5.00%, 7/1/30	2,140	2,461,706
Public Finance Authority, WI, (Denver International Airport Great Hall), (AMT), 5.00%, 9/30/24	435	487,892
Public Finance Authority, WI, (Denver International Airport Great Hall), (AMT), 5.00%, 9/30/25	700	790,678
Public Finance Authority, WI, (Denver International Airport Great Hall), (AMT), 5.00%, 9/30/26	500	567,790
Public Finance Authority, WI, (Denver International Airport Great Hall), (AMT), 5.00%, 9/30/27	700	797,692
South Jersey Transportation Authority, NJ, 5.00%, 11/1/26	500	558,070
South Jersey Transportation Authority, NJ, 5.00%, 11/1/27	500	556,860
South Jersey Transportation Authority, NJ, 5.00%, 11/1/28	750	831,682
South Jersey Transportation Authority, NJ, 5.00%, 11/1/29	1,450	1,602,714
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/23	500	559,050
Triborough Bridge and Tunnel Authority, NY, 2.102%, (67% of 1 mo. USD LIBOR + 0.70%), 2/1/21 (Put Date), 1/1/32(1)	9,910	10,023,073
		$121,464,870

Water and Sewer — 2.4%
California Department of Water Resources, (Central Valley Project), 1.31%, (SIFMA + 0.37%), 12/1/22 (Put Date), 12/1/35(1)	$8,000	$8,051,680
Cape Fear Public Utility Authority, NC, 4.00%, 8/1/32	445	477,743
Coldwater Local Development Finance Authority, MI, Series A, (AMT), 5.00%, 12/1/27	390	436,082
Coldwater Local Development Finance Authority, MI, Series B, (AMT), 5.00%, 12/1/27	505	564,671
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	125	135,172
Detroit, MI, Water Supply System, 5.25%, 7/1/41	295	317,311
Gilbert Water Resources Municipal Property Corp., AZ, 4.00%, 7/1/26	1,215	1,354,336
Kansas City, MO, Sanitary Sewer System Revenue, 5.00%, 1/1/26(3)	540	615,460
Kansas City, MO, Sanitary Sewer System Revenue, 5.00%, 1/1/28(3)	475	559,555
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AMT), 5.00%, 7/1/44	1,000	1,066,460

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)
Riverside, CA, Water System Revenue, 1.57%, (SIFMA + 0.63%), 1/15/20 (Put Date), 10/1/35(1)	$4,845	$4,845,000
San Francisco City and County Public Utilities Commission, CA, Green Bonds, 5.00%, 11/1/37	4,925	5,614,500
		$24,037,970

Total Tax-Exempt Municipal Securities — 91.0% (identified cost $906,320,447)		$918,336,871

Tax-Exempt Mortgage-Backed Securities — 0.0%(4)
Security	Principal Amount (000’s omitted)	Value

Housing — 0.0%(4)
FRETE 2017-ML01 Trust, Class A, (Freddie Mac guaranteed), 2.57%, (1 mo. USD LIBOR + 0.50%), 1/25/33(1)(2)	$488	$490,281

Total Tax-Exempt Mortgage-Backed Securities — 0.0%(4) (identified cost $488,046)		$490,281

Taxable Municipal Securities — 5.4%
Security	Principal Amount (000’s omitted)	Value

Electric Utilities — 0.2%
Vernon, CA, Electric System Revenue, 4.05%, 8/1/23	$2,000	$2,030,940
		$2,030,940

General Obligations — 1.6%
Atlantic City, NJ, 7.00%, 3/1/28	$3,115	$3,557,268
Chicago, IL, 7.375%, 1/1/33	3,250	3,669,542
Chicago, IL, 7.75%, 1/1/42	5,810	6,332,377
Chicago, IL, 7.781%, 1/1/35	2,600	2,997,826
		$16,557,013

Hospital — 0.8%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$7,250	$7,614,675
		$7,614,675

18	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations — 1.0%
Detroit, MI, (AMBAC), 4.96%, 4/1/20	$1,985	$1,977,678
Detroit, MI, (AMBAC), 5.15%, 4/1/25	7,923	7,749,536
		$9,727,214

Insured – Hospital — 0.2%
Oklahoma Development Finance Authority, (OU Medicine), (AGM), 4.65%, 8/15/30	$1,500	$1,573,455
		$1,573,455

Insured – Special Tax Revenue — 0.4%
Successor Agency to Pittsburg Redevelopment Agency, CA, (AGM), 2.869%, 8/1/20	$905	$899,425
Successor Agency to Pittsburg Redevelopment Agency, CA, (AGM), 3.684%, 8/1/24	1,030	1,032,565
Successor Agency to San Bernardino County Redevelopment Agency, CA, (AGM), 3.00%, 9/1/21	345	340,218
Successor Agency to San Bernardino County Redevelopment Agency, CA, (AGM), 3.25%, 9/1/22	350	345,142
Successor Agency to San Bernardino County Redevelopment Agency, CA, (AGM), 3.50%, 9/1/23	510	506,446
Successor Agency to San Bernardino County Redevelopment Agency, CA, (AGM), 3.75%, 9/1/25	500	497,630
Successor Agency to San Bernardino County Redevelopment Agency, CA, (AGM), 4.00%, 9/1/26	500	504,685
		$4,126,111

Senior Living / Life Care — 0.8%
Berks County Industrial Development Authority, PA, (Highlands At Wyomissing), 3.95%, 5/15/24	$1,450	$1,446,781
St. Johns County Industrial Development Authority, FL, (Westminster St. Augustine), 5.50% to 8/1/24 (Put Date), 8/1/44	7,000	6,731,970
		$8,178,751

Special Tax Revenue — 0.2%
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), 3.29%, 7/1/19	$1,000	$1,000,430
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), 3.65%, 7/1/21	500	501,555
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), 3.80%, 7/1/22	1,000	1,002,140
		$2,504,125

Security	Principal Amount (000’s omitted)	Value

Transportation — 0.2%
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), 3.573%, 7/1/29	$2,000	$1,888,960
		$1,888,960

Total Taxable Municipal Securities — 5.4% (identified cost $52,370,170)		$54,201,244

Corporate Bonds & Notes — 1.8%
Security	Principal Amount (000’s omitted)	Value

Hospital — 1.8%
Care New England Health System, 5.50%, 9/1/26	$11,000	$11,475,496
Harnett Health System, Inc., 6.50% to 4/1/20 (Put Date), 4/1/32	4,035	4,035,000
St. Joseph’s Hospital & Medical Center, 3.926%, 7/1/22	3,175	3,136,789

Total Corporate Bonds & Notes — 1.8% (identified cost $17,981,113)		$18,647,285

Closed-End Funds — 1.0%
Security	Shares	Value
Nuveen AMT-Free Quality Municipal Income Fund	750,000	$9,742,500

Total Closed-End Funds — 1.0% (identified cost $9,805,490)		$9,742,500

Total Investments — 99.2% (identified cost $986,965,266)		$1,001,418,181

Other Assets, Less Liabilities — 0.8%		$7,784,234

Net Assets — 100.0%		$1,009,202,415

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At July 31, 2018, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

Illinois	15.1%
New York	14.1%
Others, representing less than 10% individually	70.0%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at

19	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2018

Portfolio of Investments — continued

July 31, 2018, 9.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 4.4% of total investments.

(1)	Floating rate security. The stated interest rate represents the rate in effect at July 31, 2018.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2018, the aggregate value of these securities is $54,926,591 or 5.4% of the Fund’s net assets.

(3)	When-issued security.

(4)	Amount is less than 0.05%.

(5)	When-issued, floating rate security whose interest rate will be determined after July 31, 2018.

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Depreciation

Interest Rate Futures
U.S. Long Treasury Bond	150	Short	Sep-18	$(21,445,313)	$(118,601)

					$(118,601)

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	–	Build America Mutual Assurance Co.
LIBOR	–	London Interbank Offered Rate
NPFG	–	National Public Finance Guaranty Corp.
PSF	–	Permanent School Fund
SIFMA	–	Securities Industry and Financial Markets Association Municipal Swap Index
SPA	–	Standby Bond Purchase Agreement

Currency Abbreviations:

USD	–	United States Dollar

20	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2018

Statement of Assets and Liabilities

Assets	July 31, 2018
Investments, at value (identified cost, $986,965,266)	$1,001,418,181
Cash	10,753,728
Deposits for derivatives collateral — financial futures contracts	345,000
Interest and dividends receivable	9,074,851
Receivable for investments sold	1,347,812
Receivable for Fund shares sold	3,281,888
Total assets	$1,026,221,460

Liabilities
Payable for when-issued securities	$12,663,814
Payable for variation margin on open financial futures contracts	14,066
Payable for Fund shares redeemed	3,218,764
Distributions payable	330,564
Payable to affiliates:
Investment adviser and administration fee	500,243
Distribution and service fees	69,422
Accrued expenses	222,172
Total liabilities	$17,019,045
Net Assets	$1,009,202,415

Sources of Net Assets
Paid-in capital	$1,002,071,750
Accumulated distributions in excess of net investment income	(5,270)
Accumulated net realized loss	(7,198,379)
Net unrealized appreciation	14,334,314
Net Assets	$1,009,202,415

Class A Shares
Net Assets	$116,960,975
Shares Outstanding	9,847,646
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.88
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$12.47

Class C Shares
Net Assets	$51,587,206
Shares Outstanding	4,344,827
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$11.87

Class I Shares
Net Assets	$840,654,234
Shares Outstanding	70,669,919
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.90

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

21	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2018

Statement of Operations

Investment Income	Year Ended July 31, 2018
Interest	$28,309,468
Dividends	271,761
Total investment income	$28,581,229

Expenses
Investment adviser and administration fee	$5,509,170
Distribution and service fees
Class A	290,684
Class C	536,285
Trustees’ fees and expenses	42,069
Custodian fee	212,196
Transfer and dividend disbursing agent fees	317,647
Legal and accounting services	70,662
Printing and postage	48,658
Registration fees	103,052
Miscellaneous	110,459
Total expenses	$7,240,882

Net investment income	$21,340,347

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(814,262)
Financial futures contracts	850,009
Net realized gain	$35,747
Change in unrealized appreciation (depreciation) —
Investments	$(7,716,167)
Financial futures contracts	17,508
Net change in unrealized appreciation (depreciation)	$(7,698,659)

Net realized and unrealized loss	$(7,662,912)

Net increase in net assets from operations	$13,677,435

22	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2018

Statements of Changes in Net Assets

	Year Ended July 31,
Increase (Decrease) in Net Assets	2018	2017
From operations —
Net investment income	$21,340,347	$16,018,768
Net realized gain (loss)	35,747	(7,854,188)
Net change in unrealized appreciation (depreciation)	(7,698,659)	(7,719,421)
Net increase in net assets from operations	$13,677,435	$445,159
Distributions to shareholders —
From net investment income
Class A	$(2,422,278)	$(2,918,796)
Class C	(711,094)	(654,020)
Class I	(17,950,503)	(12,217,001)
From net realized gain
Class A	—	(722,649)
Class C	—	(228,720)
Class I	—	(2,284,460)
Total distributions to shareholders	$(21,083,875)	$(19,025,646)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$42,770,177	$91,387,256
Class C	11,982,388	21,814,014
Class I	399,788,818	423,414,510
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	2,255,276	3,447,492
Class C	577,126	700,981
Class I	14,974,539	11,332,916
Cost of shares redeemed
Class A	(39,876,785)	(130,747,388)
Class C	(14,556,745)	(14,537,701)
Class I	(198,297,827)	(294,366,191)
Net increase in net assets from Fund share transactions	$219,616,967	$112,445,889

Net increase in net assets	$212,210,527	$93,865,402

Net Assets
At beginning of year	$796,991,888	$703,126,486
At end of year	$1,009,202,415	$796,991,888

Accumulated distributions in excess of net investment income included in net assets
At end of year	$(5,270)	$(5,269)

23	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2018

Financial Highlights

	Class A
	Year Ended July 31,
	2018	2017	2016	2015		2014
Net asset value — Beginning of year	$11.960	$12.250	$11.490	$11.180		$10.240

Income (Loss) From Operations
Net investment income	$0.251 (1)	$0.236	$0.218	$0.202		$0.242
Net realized and unrealized gain (loss)	(0.084)	(0.239)	0.760	0.319		0.940

Total income (loss) from operations	$0.167	$(0.003)	$0.978	$0.521		$1.182

Less Distributions
From net investment income	$(0.247)	$(0.236)	$(0.218)	$(0.202)		$(0.242)
From net realized gain	—	(0.051)	—	(0.009)		—

Total distributions	$(0.247)	$(0.287)	$(0.218)	$(0.211)		$(0.242)

Net asset value — End of year	$11.880	$11.960	$12.250	$11.490		$11.180

Total Return(2)	1.41%	0.04%	8.59%	4.68	%(3)	11.69	%(3)

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$116,961	$112,632	$154,283	$87,416		$16,715
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.93%	0.96%	0.97%	1.00	%(3)	1.09	%(3)
Net investment income	2.11%	2.02%	1.85%	1.72%		2.25%
Portfolio Turnover	30%	53%	58%	79%		283%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.06% and 0.20% of average daily net assets for the years ended July 31, 2015 and 2014, respectively). Absent this reimbursement, total return would be lower.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

24	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2018

Financial Highlights — continued

	Class C
	Year Ended July 31,			Period Ended July 31, 2015(1)
	2018	2017	2016
Net asset value — Beginning of period	$11.960	$12.250	$11.480	$11.270

Income (Loss) From Operations
Net investment income	$0.161 (2)	$0.146	$0.129	$0.103
Net realized and unrealized gain (loss)	(0.093)	(0.239)	0.770	0.219

Total income (loss) from operations	$0.068	$(0.093)	$0.899	$0.322

Less Distributions
From net investment income	$(0.158)	$(0.146)	$(0.129)	$(0.103)
From net realized gain	—	(0.051)	—	(0.009)

Total distributions	$(0.158)	$(0.197)	$(0.129)	$(0.112)

Net asset value — End of period	$11.870	$11.960	$12.250	$11.480

Total Return(3)	0.57%	(0.71)%	7.87%	2.86	%(4)(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$51,587	$54,001	$47,302	$21,534
Ratios (as a percentage of average daily net assets):
Expenses(6)	1.69%	1.71%	1.72%	1.75	%(5)(7)
Net investment income	1.35%	1.27%	1.09%	0.91	%(7)
Portfolio Turnover	30%	53%	58%	79	%(8)

(1)	For the period from the commencement of operations, August 18, 2014, to July 31, 2015.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.06% of average daily net assets for the period ended July 31, 2015). Absent this reimbursement, total return would be lower.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)	For the year ended July 31, 2015.

25	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2018

Financial Highlights — continued

	Class I
	Year Ended July 31,
	2018	2017	2016	2015		2014
Net asset value — Beginning of year	$11.980	$12.270	$11.500	$11.190		$10.250

Income (Loss) From Operations
Net investment income	$0.282 (1)	$0.265	$0.248	$0.232		$0.269
Net realized and unrealized gain (loss)	(0.085)	(0.239)	0.770	0.319		0.939

Total income from operations	$0.197	$0.026	$1.018	$0.551		$1.208

Less Distributions
From net investment income	$(0.277)	$(0.265)	$(0.248)	$(0.232)		$(0.268)
From net realized gain	—	(0.051)	—	(0.009)		—

Total distributions	$(0.277)	$(0.316)	$(0.248)	$(0.241)		$(0.268)

Net asset value — End of year	$11.900	$11.980	$12.270	$11.500		$11.190

Total Return(2)	1.67%	0.29%	8.95%	4.94	%(3)	11.96	%(3)

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$840,654	$630,358	$501,541	$211,151		$42,549
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.68%	0.71%	0.72%	0.75	%(3)	0.84	%(3)
Net investment income	2.37%	2.27%	2.09%	1.98%		2.44%
Portfolio Turnover	30%	53%	58%	79%		283%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.06% and 0.20% of average daily net assets for the years ended July 31, 2015 and 2014, respectively). Absent this reimbursement, total return would be lower.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

26	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2018

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Municipal Opportunities Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund seeks to maximize after-tax total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest and dividend income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of July 31, 2018, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

27

Eaton Vance

Municipal Opportunities Fund

July 31, 2018

Notes to Financial Statements — continued

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

2  Distributions to Shareholders and Income Tax Information

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended July 31, 2018 and July 31, 2017 was as follows:

	Year Ended July 31,
	2018	2017

Distributions declared from:
Tax-exempt income	$18,049,033	$13,385,349
Ordinary income	$3,034,842	$5,640,297

During the year ended July 31, 2018, accumulated net realized loss was decreased by $256,473 and accumulated undistributed net investment income was decreased by $256,473 due to differences between book and tax accounting, primarily for premium amortization and accretion of market discount. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

28

Eaton Vance

Municipal Opportunities Fund

July 31, 2018

Notes to Financial Statements — continued

As of July 31, 2018, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed tax-exempt income	$325,294
Deferred capital losses	$(8,071,318)
Net unrealized appreciation	$15,207,253
Other temporary differences	$(330,564)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to futures contracts, the timing of recognizing distributions to shareholders, premium amortization and accretion of market discount.

At July 31, 2018, the Fund, for federal income tax purposes, had deferred capital losses of $8,071,318 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at July 31, 2018, $8,071,318 are short-term.

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at July 31, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$986,210,928

Gross unrealized appreciation	$20,869,331
Gross unrealized depreciation	(5,662,078)

Net unrealized appreciation	$15,207,253

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.60% of the Fund’s average daily net assets up to $500 million, 0.575% from $500 million up to $1 billion, 0.55% from $1 billion up to $2.5 billion and at reduced rates on daily net assets of $2.5 billion or more, and is payable monthly. For the year ended July 31, 2018, the investment adviser and administration fee amounted to $5,509,170 or 0.59% of the Fund’s average daily net assets. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended July 31, 2018, EVM earned $5,873 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $23,083 as its portion of the sales charge on sales of Class A shares for the year ended July 31, 2018. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended July 31, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended July 31, 2018 amounted to $290,684 for Class A shares. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended July 31, 2018, the Fund paid or accrued to EVD $402,214 for Class C shares.

29

Eaton Vance

Municipal Opportunities Fund

July 31, 2018

Notes to Financial Statements — continued

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended July 31, 2018 amounted to $134,071 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended July 31, 2018, the Fund was informed that EVD received approximately $1,000 and $8,000 of CDSCs paid by Class A and Class C shareholders, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $499,473,668 and $274,668,354, respectively, for the year ended July 31, 2018.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended July 31,
Class A	2018	2017

Sales	3,592,634	7,754,588
Issued to shareholders electing to receive payments of distributions in Fund shares	189,820	293,935
Redemptions	(3,349,278)	(11,224,567)

Net increase (decrease)	433,176	(3,176,044)

	Year Ended July 31,
Class C	2018	2017

Sales	1,004,685	1,829,302
Issued to shareholders electing to receive payments of distributions in Fund shares	48,615	59,920
Redemptions	(1,223,805)	(1,236,304)

Net increase (decrease)	(170,505)	652,918

	Year Ended July 31,
Class I	2018	2017

Sales	33,485,781	35,955,519
Issued to shareholders electing to receive payments of distributions in Fund shares	1,258,828	962,022
Redemptions	(16,683,300)	(25,185,413)

Net increase	18,061,309	11,732,128

30

Eaton Vance

Municipal Opportunities Fund

July 31, 2018

Notes to Financial Statements — continued

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 31, 2018. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended July 31, 2018.

9  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at July 31, 2018 is included in the Portfolio of Investments. At July 31, 2018, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at July 31, 2018 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative

Futures Contracts	$—	$(118,601	)(1)

(1)

Amount represents cumulative unrealized depreciation on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended July 31, 2018 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Futures Contracts	$850,009	$17,508

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional cost of futures contracts (short) outstanding during the year ended July 31, 2018, which is indicative of the volume of this derivative type, was approximately $22,330,000.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

31

Eaton Vance

Municipal Opportunities Fund

July 31, 2018

Notes to Financial Statements — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$918,336,871	$—	$918,336,871
Tax-Exempt Mortgage-Backed Securities	—	490,281	—	490,281
Taxable Municipal Securities	—	54,201,244	—	54,201,244
Corporate Bonds & Notes	—	18,647,285	—	18,647,285
Closed-End Funds	9,742,500	—	—	9,742,500

Total Investments	$9,742,500	$991,675,681	$—	$1,001,418,181

Liability Description

Futures Contracts	$(118,601)	$—	$—	$(118,601)

Total	$(118,601)	$—	$—	$(118,601)

At July 31, 2018, there were no investments transferred between Level 1 and Level 2 during the year then ended.

32

Eaton Vance

Municipal Opportunities Fund

July 31, 2018

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Municipals Trust and Shareholders of Eaton Vance Municipal Opportunities Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Eaton Vance Municipal Opportunities Fund (the “Fund”) (one of the funds constituting Eaton Vance Municipals Trust), including the portfolio of investments, as of July 31, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2018, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2018, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

September 18, 2018

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

33

Eaton Vance

Municipal Opportunities Fund

July 31, 2018

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2019 will show the tax status of all distributions paid to your account in calendar year 2018. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding exempt-interest dividends.

Exempt-Interest Dividends.  For the fiscal year ended July 31, 2018, the Fund designates 85.61% of distributions from net investment income as an exempt-interest dividend.

34

Eaton Vance

Municipal Opportunities Fund

July 31, 2018

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 24, 2018, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2018. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the fund’s investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

• Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

35

Eaton Vance

Municipal Opportunities Fund

July 31, 2018

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2018, with respect to one or more funds, the Board met seven times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and nine times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Eaton Vance Municipal Opportunities Fund (the “Fund”) with Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board considered, where relevant, the abilities and experience of the Adviser’s investment professionals in analyzing factors relevant to investing in municipal bonds, Treasury securities and other securities backed by the U.S. government or its agencies. The Board considered the Adviser’s municipal bond team, which includes investment professionals and credit specialists who provide services to the Fund. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

36

Eaton Vance

Municipal Opportunities Fund

July 31, 2018

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2017 for the Fund. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2017, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain Fund specific factors that had an impact on Fund expense ratios relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

37

Eaton Vance

Municipal Opportunities Fund

July 31, 2018

Management and Organization

Fund Management.  The Trustees of Eaton Vance Municipals Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Funds’ principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 174 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 174 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. None

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989); Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

38

Eaton Vance

Municipal Opportunities Fund

July 31, 2018

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson); 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) None.

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006). Ms. Taggart has apprised the Board of Trustees that she intends to retire as a Trustee of all Eaton Vance Funds effective December 31, 2018.

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009).

Scott E. Wennerholm 1959	Trustee	2016

Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None

Name and Year of Birth	Position(s) with the Trust	Officer Since(3)	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

39

Eaton Vance

Municipal Opportunities Fund

July 31, 2018

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Officer Since(3)	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

40

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

5279    7.31.18

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated George J. Gorman and William H. Park, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Eaton Vance Arizona Municipal Income Fund, Eaton Vance Connecticut Municipal Income Fund, Eaton Vance Minnesota Municipal Income Fund, Eaton Vance Municipal Opportunities Fund, Eaton Vance New Jersey Municipal Income Fund and Eaton Vance Pennsylvania Municipal Income Fund (the “Fund(s)”) are series of Eaton Vance Municipals Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 18 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

(a)-(d)

The following tables represent the aggregate fees billed to each Fund for the Funds’ fiscal years ended July 31, 2017 and July 31, 2018 by D&T for professional services rendered for the audit of the Funds’ annual financial statements and fees billed for other services rendered by D&T during those periods.

Eaton Vance Arizona Municipal Income Fund

Fiscal Years Ended	7/31/2017	7/31/2018
Audit Fees	$33,620	$34,345
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$9,736	$9,736
All Other Fees(3)	$0	$0

Total	$43,356	$44,081

Eaton Vance Connecticut Municipal Income Fund

Fiscal Years Ended	7/31/2017	7/31/2018
Audit Fees	$34,890	$34,890
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$9,841	$9,841
All Other Fees(3)	$0	$0

Total	$44,731	$44,731

Eaton Vance Minnesota Municipal Income Fund

Fiscal Years Ended	7/31/2017	7/31/2018
Audit Fees	$34,600	$34,600
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$8,964	$8,964
All Other Fees(3)	$0	$0

Total	$43,564	$43,564

Eaton Vance Municipal Opportunities Fund

Fiscal Years Ended	7/31/2017	7/31/2018
Audit Fees	$42,570	$45,320
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$10,615	$9,365
All Other Fees(3)	$0	$0

Total	$53,185	$54,685

Eaton Vance New Jersey Municipal Income Fund

Fiscal Years Ended	7/31/2017	7/31/2018
Audit Fees	$49,060	$49,710
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$10,443	$10,443
All Other Fees(3)	$0	$0

Total	$59,503	$60,153

Eaton Vance Pennsylvania Municipal Income Fund

Fiscal Years Ended	7/31/2017	7/31/2018
Audit Fees	$56,320	$55,670
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$11,319	$11,319
All Other Fees(3)	$0	$0

Total	$67,639	$66,989

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The Series comprising the Trust have varying fiscal year ends (July 31, August 31, and September 30). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T, for the last two fiscal years of each Series.

Fiscal Years Ended	8/31/16	9/30/16	7/31/17	8/31/17	9/30/17	7/31/18
Audit Fees	$253,160	$298,020	$251,060	$253,910	$287,510	$254,535
Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0
Tax Fees(2)	$71,512	$65,552	$60,918	$72,584	$66,534	$59,668
All Other Fees(3)	$0	$0	$0	$0	$0	$0

Total	$324,672	$363,572	$311,978	$326,494	$354,044	$314,203

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonable related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees. Includes consent fee for N-14 registration statements related to fund mergers.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by D&T for the same time period.

Fiscal Years Ended	8/31/16	9/30/16	7/31/17	8/31/17	9/30/17	7/31/18
Registrant(1)	$71,512	$65,552	$60,918	$72,584	$66,534	$59,668
Eaton Vance(2)	$56,434	$56,434	$148,018	$148,018	$148,018	$51,855

(1)	Includes all of the Series in the Trust.
(2)	The investment adviser to the Series, as well as any of its affiliates that provide ongoing services to the Series, are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 24, 2018

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 24, 2018